UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: January 31, 2020

Date of reporting period: July 31, 2019

Item 1.	Reports to Stockholders.

July 31, 2019

SEMI-ANNUAL REPORT

SEI Daily Income Trust

Government Fund
Government II Fund
Treasury II Fund
Ultra Short Duration Bond Fund
Short-Duration Government Fund
GNMA Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Government Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.1%
FFCB
2.259%, VAR ICE LIBOR USD 1 Month+-0.101%, 09/05/2019	$16,760	$16,760
2.314%, VAR ICE LIBOR USD 1 Month+-0.050%, 02/07/2020	79,365	79,364
2.324%, VAR ICE LIBOR USD 1 Month+-0.040%, 03/06/2020	100,000	100,000
2.295%, VAR ICE LIBOR USD 1 Month+-0.005%, 06/18/2020	8,755	8,755
2.264%, VAR ICE LIBOR USD 1 Month+-0.050%, 08/17/2020	25,255	25,255
2.329%, VAR ICE LIBOR USD 1 Month+-0.040%, 09/11/2020	33,895	33,894
2.350%, VAR ICE LIBOR USD 1 Month+0.025%, 12/14/2020	37,000	36,998
2.377%, VAR ICE LIBOR USD 1 Month+0.045%, 04/16/2021	50,760	50,760
2.306%, VAR US Treasury 3 Month Bill Money Market Yield+0.225%, 07/08/2021	15,470	15,470
FFCB DN
2.396%, 02/21/2020 (A)	34,000	33,547
FHLB
2.270%, VAR ICE LIBOR USD 3 Month+-0.255%, 08/16/2019	23,645	23,644
2.410%, VAR United States Secured Overnight Financing Rate+0.020%, 08/27/2019	25,085	25,085
2.161%, VAR ICE LIBOR USD 1 Month+-0.080%, 08/27/2019	51,990	51,990
2.282%, VAR ICE LIBOR USD 1 Month+-0.085%, 09/09/2019	92,435	92,435
2.249%, VAR ICE LIBOR USD 1 Month+-0.065%, 09/17/2019	35,665	35,665
2.096%, VAR ICE LIBOR USD 3 Month+-0.160%, 10/29/2019	25,000	25,000
2.400%, VAR United States Secured Overnight Financing Rate+0.010%, 11/13/2019	117,965	117,965
2.420%, VAR United States Secured Overnight Financing Rate+0.030%, 12/06/2019	19,420	19,420
2.279%, VAR ICE LIBOR USD 3 Month+-0.140%, 12/19/2019	29,005	29,005

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.400%, VAR United States Secured Overnight Financing Rate+0.010%, 12/20/2019	$36,350	$36,350
2.290%, VAR ICE LIBOR USD 1 Month+-0.035%, 01/14/2020	26,280	26,280
2.440%, VAR United States Secured Overnight Financing Rate+0.050%, 01/17/2020	4,945	4,945
2.395%, VAR United States Secured Overnight Financing Rate+0.005%, 01/17/2020	29,190	29,190
2.400%, VAR United States Secured Overnight Financing Rate+0.010%, 01/24/2020	27,550	27,550
2.209%, VAR ICE LIBOR USD 1 Month+-0.060%, 02/24/2020	62,770	62,770
2.226%, VAR ICE LIBOR USD 1 Month+-0.040%, 02/25/2020	45,060	45,060
2.274%, VAR ICE LIBOR USD 1 Month+-0.040%, 04/17/2020	41,910	41,910
2.138%, VAR ICE LIBOR USD 3 Month+-0.140%, 04/20/2020	46,785	46,785
2.425%, VAR United States Secured Overnight Financing Rate+0.035%, 06/19/2020	14,570	14,570
2.465%, VAR United States Secured Overnight Financing Rate+0.075%, 07/24/2020	13,635	13,635
2.350%, VAR ICE LIBOR USD 1 Month+-0.030%, 08/04/2020	28,850	28,850
2.261%, VAR ICE LIBOR USD 3 Month+-0.125%, 12/21/2020	51,040	51,040
2.440%, VAR United States Secured Overnight Financing Rate+0.050%, 01/22/2021	10,605	10,605
2.505%, VAR United States Secured Overnight Financing Rate+0.115%, 03/12/2021	39,405	39,405
2.465%, VAR United States Secured Overnight Financing Rate+0.075%, 07/23/2021	15,215	15,215
FHLB DN (A)
2.412%, 08/07/2019	49,365	49,345
2.470%, 08/09/2019	74,470	74,430
2.392%, 08/14/2019	156,825	156,690
2.481%, 08/16/2019	63,360	63,295
2.208%, 08/30/2019	15,270	15,243
2.349%, 09/03/2019	33,290	33,219
2.379%, 09/04/2019	71,490	71,330
2.394%, 09/11/2019	41,230	41,118
2.046%, 09/18/2019	15,350	15,308
2.448%, 09/27/2019	19,785	19,709
2.370%, 10/09/2019	31,010	30,871

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Government Fund (Continued)

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.250%, 10/11/2019	$82,015	$81,654
2.481%, 10/15/2019	35,800	35,618
2.430%, 10/21/2019	36,920	36,721
2.110%, 10/25/2019	28,640	28,498
2.444%, 10/30/2019	33,835	33,631
2.088%, 11/07/2019	11,715	11,649
2.404%, 11/13/2019	39,475	39,204
2.405%, 11/18/2019	60,315	59,881
2.388%, 11/20/2019	90,000	89,345
2.365%, 11/29/2019	27,020	26,810
2.107%, 01/08/2020	48,055	47,610
2.040%, 01/22/2020	45,570	45,125
FHLMC DN
2.396%, 11/08/2019 (A)	4,020	3,994
FNMA
0.875%, 08/02/2019	52,188	52,186

Total U.S. Government Agency Obligations (Cost $2,477,656) ($ Thousands)		2,477,656

U.S. TREASURY OBLIGATIONS — 19.1%
U.S. Treasury Bills (A)
2.486%, 08/22/2019	250,000	249,642
2.486%, 08/29/2019	100,000	99,809
2.412%, 10/31/2019	48,215	47,925
2.154%, 12/19/2019	103,990	103,128
2.061%, 01/02/2020	150,000	148,691
U.S. Treasury Notes
2.000%, 01/31/2020	82,480	82,467
1.500%, 05/15/2020	38,035	37,877
2.124%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	17,380	17,362
2.126%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020	240,000	239,687
2.196%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	209,530	209,475
2.301%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	40,000	40,000

Total U.S. Treasury Obligations (Cost $1,276,063) ($ Thousands)		1,276,063

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(B) — 46.5%
Bank of America 2.560%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $250,017,778 (collateralized by various FNMA, FHLMC, GNMA, ranging in par value $4,065,643 - $312,823,039, 0.726% - 5.594%, 02/15/2036 – 12/20/2068; with total market value $262,500,000)	$250,000	$250,000
Bank of Nova Scotia 2.530%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $72,005,060 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $15,283,400, 0.000% - 2.750%, 08/01/2019 – 07/31/2026; with total market value $73,445,219)	72,000	72,000
Barclays Bank 2.530%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $500,035,139 (collateralized by U.S. Treasury obligation, par value $511,238,300, 1.875%, 07/31/2026; with total market value $510,000,081)	500,000	500,000
BNP Paribas 2.530%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $80,005,622 (collateralized by various U.S. Treasury obligations, ranging in par value $1 - $71,653,700, 0.000% - 3.625%, 11/15/2020 – 05/15/2045; with total market value $81,600,000)	80,000	80,000
Citigroup Global Markets 2.550%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $9,000,638 (collateralized by various U.S. Treasury obligations, ranging in par value $5 - $5,613,500, 0.000% - 3.500%, 10/31/2019 - 08/15/2039; with total market value $9,180,000)	9,000	9,000
Citigroup Global Markets 2.530%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $250,017,569 (collateralized by various U.S. Treasury obligations, ranging in par value $100 - $148,485,000, 0.750% - 6.250%, 08/15/2019 - 11/15/2023; with total market value $255,000,012)	250,000	250,000

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(B) (continued)
Credit Agricole 2.530%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $115,008,082 (collateralized by U.S. Treasury obligation, par value $113,995,800, 2.875%, 11/15/2021; with total market value $117,300,040)	$115,000	$115,000
Goldman Sachs 2.520%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $350,024,500 (collateralized by various FNMA, FHLB, FHLMC, ranging in par value $33,000 - $100,000,000, 0.000% - 7.250%, 08/05/2019 – 11/15/2030; with total market value $357,000,657)	350,000	350,000
Goldman Sachs 2.510%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $20,001,394 (collateralized by various U.S. Treasury obligations, ranging in par value $436,000 - $18,356,800, 0.000% - 1.500%, 08/15/2020 - 03/31/2023; with total market value $20,400,078)	20,000	20,000
J.P. Morgan 2.540%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $ 261,018,415 (collateralized by various U.S. Treasury obligations, ranging in par value $1,298,992 - $155,321,754, 0.000%, 02/15/2031 – 02/15/2047; with total market value $266,220,000)	261,000	261,000
Mizuho Securities 2.550%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $20,001,417 (collateralized by various U.S. Treasury obligation, par value $19,013,400, 3.000%, 09/30/2025; with total market value $20,400,047)	20,000	20,000
MUFG Securities 2.520%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $284,019,880 (collateralized by various U.S. Treasury obligations, ranging in par value $121,900 - $84,246,400, 0.375% - 4.375%, 02/29/2020 – 02/15/2049; with total market value $289,680,068)	284,000	284,000

Description	Face Amount (Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS(B) (continued)
Natixis S.A. 2.530%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $26,001,827 (collateralized by various U.S. Treasury obligations, ranging in par value $400 - $26,041,900, 1.8750% - 2.750%, 08/15/2020 – 07/31/2026; with total market value $26,520,093)	$26,000	$26,000
Natixis S.A. 2.540%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $65,004,586 (collateralized by various FMAC,GNMA, FHLMC, U.S. Treasury obligations, ranging in par value $600 - $26,647,094, 0.000% - 3.980%, 12/05/2019 – 07/20/2049; with total market value $66,300,001)	65,000	65,000
TD Securities 2.560%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $250,017,778 (collateralized by various FNMA, ranging in par value $4,978,194 - $116,751,980, 4.000% - 4.500%, 01/01/2044 - 11/01/2048; with total market value $257,500,001)	250,000	250,000
TD Securities 2.540%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $250,017,639 (collateralized by various U.S. Treasury obligations, ranging in par value $100,420,600 - $150,182,600, 2.625% - 2.750%, 09/30/2020 – 06/15/2021; with total market value $255,000,053)	250,000	250,000
Wells Fargo Securities 2.530%, dated 07/31/19, to be repurchased on 08/01/19, Repurchased price $304,021,364 (collateralized by various U.S. Treasury obligations, ranging in par value $2,917,500 - $94,415,700, 0.000% - 1.750%, 09/03/2019 – 07/31/2021; with total market value $310,080,093)	304,000	304,000

Total Repurchase Agreements (Cost $3,106,000) ($ Thousands)		3,106,000

Total Investments – 102.7% (Cost $6,859,719) ($ Thousands)		$6,859,719

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Government Fund (Concluded)

Percentages are based on a Net Assets of $6,681,351 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — U.S. Dollar

VAR — Variable Rate

As of July 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2–Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Government II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 66.6%
FFCB
2.136%, VAR ICE LIBOR USD 3 Month+-0.120%, 01/27/2020	$27,315	$27,319
2.314%, VAR ICE LIBOR USD 1 Month+-0.050%, 02/07/2020	20,870	20,870
2.191%, 05/28/2020	18,485	18,478
2.295%, VAR ICE LIBOR USD 1 Month+-0.005%, 06/18/2020	2,230	2,230
2.298%, VAR ICE LIBOR USD 1 Month+0.000%, 06/19/2020	16,500	16,507
2.264%, VAR ICE LIBOR USD 1 Month+-0.050%, 08/17/2020	6,265	6,265
2.329%, VAR ICE LIBOR USD 1 Month+-0.040%, 09/11/2020	8,630	8,630
2.350%, VAR ICE LIBOR USD 1 Month+0.025%, 12/14/2020	7,925	7,924
2.377%, VAR ICE LIBOR USD 1 Month+0.045%, 04/16/2021	12,670	12,670
2.306%, VAR US Treasury 3 Month Bill Money Market Yield+0.225%, 07/08/2021	4,170	4,170
FFCB DN (A)
2.459%, 08/15/2019	10,695	10,685
2.420%, 02/04/2020	9,395	9,279
2.002%, 02/06/2020	50,000	49,480
2.396%, 02/21/2020	7,845	7,741
FHLB
2.192%, VAR ICE LIBOR USD 1 Month+-0.080%, 08/22/2019	8,130	8,130
2.410%, VAR United States Secured Overnight Financing Rate+0.020%, 08/27/2019	5,585	5,585
2.161%, VAR ICE LIBOR USD 1 Month+-0.080%, 08/27/2019	14,270	14,270
2.282%, VAR ICE LIBOR USD 1 Month+-0.085%, 09/09/2019	23,785	23,785
2.400%, VAR United States Secured Overnight Financing Rate+0.010%, 11/13/2019	22,570	22,570
2.420%, VAR United States Secured Overnight Financing Rate+0.030%, 12/06/2019	4,615	4,615
2.279%, VAR ICE LIBOR USD 3 Month+-0.140%, 12/19/2019	8,040	8,040
2.400%, VAR United States Secured Overnight Financing Rate+0.010%, 12/20/2019	9,015	9,015

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.290%, VAR ICE LIBOR USD 1 Month+-0.035%, 01/14/2020	$4,970	$4,970
2.440%, VAR United States Secured Overnight Financing Rate+0.050%, 01/17/2020	915	915
2.395%, VAR United States Secured Overnight Financing Rate+0.005%, 01/17/2020	7,375	7,375
2.400%, VAR United States Secured Overnight Financing Rate+0.010%, 01/24/2020	8,285	8,285
2.226%, VAR ICE LIBOR USD 1 Month+-0.040%, 02/25/2020	8,545	8,545
2.274%, VAR ICE LIBOR USD 1 Month+-0.040%, 04/17/2020	10,850	10,850
2.215%, VAR ICE LIBOR USD 1 Month+-0.015%, 06/01/2020	5,310	5,310
2.425%, VAR United States Secured Overnight Financing Rate+0.035%, 06/19/2020	3,895	3,895
2.465%, VAR United States Secured Overnight Financing Rate+0.075%, 07/24/2020	2,595	2,595
2.495%, VAR United States Secured Overnight Financing Rate+0.105%, 10/01/2020	4,115	4,115
2.261%, VAR ICE LIBOR USD 3 Month+-0.125%, 12/21/2020	11,445	11,445
2.505%, VAR United States Secured Overnight Financing Rate+0.115%, 03/12/2021	9,575	9,575
2.465%, VAR United States Secured Overnight Financing Rate+0.075%, 07/23/2021	4,575	4,575
FHLB DN (A)
2.150%, 08/01/2019	114,970	114,970
2.287%, 08/07/2019	64,650	64,625
2.241%, 08/09/2019	50,900	50,875
2.187%, 08/14/2019	111,550	111,462
2.191%, 08/16/2019	119,470	119,361
2.379%, 08/19/2019	25,000	24,970
2.242%, 08/21/2019	99,355	99,232
2.159%, 08/23/2019	101,790	101,656
2.318%, 08/28/2019	36,585	36,522
2.317%, 08/30/2019	26,400	26,351
2.205%, 09/18/2019	33,520	33,422
2.472%, 09/20/2019	41,990	41,847
2.448%, 09/27/2019	4,730	4,712
2.366%, 10/09/2019	7,945	7,909
2.239%, 10/11/2019	22,305	22,207
2.481%, 10/15/2019	8,295	8,253
2.430%, 10/21/2019	9,160	9,110
2.443%, 10/23/2019	11,570	11,506

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Government II Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.110%, 10/25/2019	$8,510	$8,468
2.444%, 10/30/2019	7,805	7,758
2.404%, 11/13/2019	8,905	8,844
2.392%, 11/20/2019	19,530	19,388
2.051%, 01/22/2020	13,900	13,764
FHLMC DN
2.127%, 09/25/2019 (A)	90,025	89,734

Total U.S. Government Agency Obligations (Cost $1,417,654) ($ Thousands)		1,417,654

U.S. TREASURY OBLIGATIONS — 33.5%
U.S. Treasury Bills (A)
2.178%, 08/06/2019	43,000	42,987
2.063%, 08/13/2019	16,000	15,989
1.902%, 08/15/2019	5,000	4,996
2.063%, 08/20/2019	103,495	103,382
2.410%, 08/22/2019	150,000	149,791
2.486%, 08/29/2019	40,000	39,924
2.162%, 09/03/2019	50,000	49,901
2.110%, 09/24/2019	50,015	49,857
2.070%, 10/17/2019	40,010	39,834
2.348%, 10/31/2019	1,450	1,442
2.154%, 12/19/2019	26,340	26,122
2.057%, 01/23/2020	15,000	14,852
2.418%, 04/23/2020	32,500	31,933
U.S. Treasury Notes
1.500%, 11/30/2019	20,000	19,963
2.000%, 01/31/2020	25,110	25,106
1.500%, 05/15/2020	4,170	4,153
2.124%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	41,000	40,956
2.126%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020	30,000	29,961
2.196%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	11,750	11,750
2.301%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	10,000	10,000

Total U.S. Treasury Obligations (Cost $712,899) ($ Thousands)		712,899

Total Investments — 100.1% (Cost $2,130,553) ($ Thousands)		$2,130,553

Percentages are based on Net Assets of $2,129,487 ($ Thousands).

(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

DN – Discount Note

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – U.S. Dollar

VAR – Variable Rate

As of July 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2–Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Treasury II Fund

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.3%
U.S. Treasury Bills (A)
2.129%, 08/06/2019	$110,000	$109,967
2.471%, 08/08/2019	925	925
2.025%, 08/13/2019	28,000	27,981
1.902%, 08/15/2019	11,000	10,992
2.091%, 08/20/2019	24,010	23,984
2.309%, 08/22/2019	25,000	24,966
2.139%, 08/27/2019	2,295	2,291
2.486%, 08/29/2019	10,000	9,981
2.162%, 09/03/2019	25,000	24,951
2.136%, 09/17/2019	15,000	14,958
2.106%, 09/19/2019	20,000	19,943
2.147%, 09/24/2019	20,000	19,936
2.422%, 10/31/2019	25,000	24,849
2.154%, 12/19/2019	7,570	7,507
2.041%, 01/16/2020	10,000	9,906
2.057%, 01/23/2020	10,000	9,901
2.418%, 04/23/2020	7,925	7,787
U.S. Treasury Notes
2.129%, VAR US Treasury 3 Month Bill Money Market Yield+0.048%, 10/31/2019	12,000	12,000
1.500%, 10/31/2019	10,000	9,986
1.500%, 11/30/2019	15,000	14,973
1.375%, 01/15/2020	20,000	19,940
2.081%, VAR US Treasury 3 Month Bill Money Market Yield+0.000%, 01/31/2020	24,060	24,056
2.000%, 01/31/2020	6,255	6,254
2.250%, 03/31/2020	1,025	1,026
1.375%, 03/31/2020	705	702
2.114%, VAR US Treasury 3 Month Bill Money Market Yield+0.033%, 04/30/2020	25,875	25,876
1.500%, 05/15/2020	840	836
2.124%, VAR US Treasury 3 Month Bill Money Market Yield+0.043%, 07/31/2020	11,000	10,995
2.126%, VAR US Treasury 3 Month Bill Money Market Yield+0.045%, 10/31/2020	9,000	8,988
2.196%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	10,140	10,137

Description	Face Amount (Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.301%, VAR US Treasury 3 Month Bill Money Market Yield+0.220%, 07/31/2021	$4,000	$4,000

Total U.S. Treasury Obligations (Cost $500,594) ($ Thousands)		500,594

Total Investments — 99.3% (Cost $500,594) ($ Thousands)		$500,594

Percentages are based on Net Assets of $504,209 ($ Thousands).

(A)	Zero coupon security. The rate shown on the Schedule of investments is the security’s effective yield at the time of purchase.

VAR – Variable Rate

As of July 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended July 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 43.1%

Communication Services — 1.6%
AT&T
3.260%, VAR ICE LIBOR USD 3 Month+0.930%, 06/30/2020	$700	$704
Comcast
3.300%, 10/01/2020	1,730	1,750
2.649%, VAR ICE LIBOR USD 3 Month+0.330%, 10/01/2020	600	601
Discovery Communications LLC
3.097%, VAR ICE LIBOR USD 3 Month+0.710%, 09/20/2019	490	490
2.200%, 09/20/2019	150	150
Fox
3.666%, 01/25/2022 (A)	85	88
Verizon Communications
2.888%, VAR ICE LIBOR USD 3 Month+0.370%, 08/15/2019	1,020	1,020
Viacom
4.500%, 03/01/2021	205	211

		5,014

Consumer Discretionary — 1.6%
Dollar Tree
3.003%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/2020	660	660
eBay
3.136%, VAR ICE LIBOR USD 3 Month+0.870%, 01/30/2023	800	803
General Motors
3.365%, VAR ICE LIBOR USD 3 Month+0.800%, 08/07/2020	600	601
General Motors Financial
3.233%, VAR ICE LIBOR USD 3 Month+0.930%, 04/13/2020	450	451
3.161%, VAR ICE LIBOR USD 3 Month+0.850%, 04/09/2021	525	526
Hyundai Capital America
3.243%, VAR ICE LIBOR USD 3 Month+0.940%, 07/08/2021 (A)	450	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Marriott International
3.120%, VAR ICE LIBOR USD 3 Month+0.600%, 12/01/2020	$525	$526
3.103%, VAR ICE LIBOR USD 3 Month+0.650%, 03/08/2021	375	377
Nissan Motor Acceptance MTN
2.720%, VAR ICE LIBOR USD 3 Month+0.390%, 09/28/2020 (A)	500	500

		4,895

Consumer Staples — 2.1%
Conagra Brands
3.800%, 10/22/2021	325	334
3.028%, VAR ICE LIBOR USD 3 Month+0.750%, 10/22/2020	750	750
Constellation Brands
2.000%, 11/07/2019	525	524
Kraft Heinz Foods
3.365%, VAR ICE LIBOR USD 3 Month+0.820%, 08/10/2022	550	548
Kroger MTN
1.500%, 09/30/2019	800	799
Mondelez International Holdings Netherlands BV
2.866%, VAR ICE LIBOR USD 3 Month+0.610%, 10/28/2019 (A)	1,905	1,907
Philip Morris International
2.942%, VAR ICE LIBOR USD 3 Month+0.420%, 02/21/2020	1,655	1,658

		6,520

Energy — 1.0%
Andeavor Logistics
5.500%, 10/15/2019	250	251
Petroleos Mexicanos
6.000%, 03/05/2020	250	253
Phillips 66
3.053%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2020 (A)	620	620
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	1,580	1,589
Schlumberger Finance Canada
2.200%, 11/20/2020 (A)	375	374

		3,087

Financials — 26.9%
ABN AMRO Bank MTN
3.091%, VAR ICE LIBOR USD 3 Month+0.570%, 08/27/2021 (A)	750	753
AIG Global Funding
2.800%, VAR ICE LIBOR USD 3 Month+0.480%, 07/02/2020 (A)	775	777

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AIG Global Funding MTN
1.950%, 10/18/2019 (A)	$1,285	$1,284
Alimentation Couche-Tard
2.950%, VAR ICE LIBOR USD 3 Month+0.500%, 12/13/2019 (A)	534	534
American Express
3.140%, VAR ICE LIBOR USD 3 Month+0.620%, 05/20/2022	720	723
3.050%, VAR ICE LIBOR USD 3 Month+0.525%, 05/17/2021	450	451
American Express MTN
2.200%, 03/03/2020	1,560	1,558
Assurant
3.583%, VAR ICE LIBOR USD 3 Month+1.250%, 03/26/2021	465	465
Athene Global Funding
3.418%, VAR ICE LIBOR USD 3 Month+1.140%, 04/20/2020 (A)	650	653
Bank of America MTN
5.625%, 07/01/2020	2,065	2,126
3.458%, VAR ICE LIBOR USD 3 Month+1.180%, 10/21/2022	625	633
3.438%, VAR ICE LIBOR USD 3 Month+1.160%, 01/20/2023	400	405
Bank of Montreal MTN
2.850%, VAR ICE LIBOR USD 3 Month+0.440%, 06/15/2020	1,535	1,540
Bank of Nova Scotia
3.112%, VAR ICE LIBOR USD 3 Month+0.640%, 03/07/2022	375	378
1.850%, 04/14/2020	1,350	1,346
BAT Capital
3.118%, VAR ICE LIBOR USD 3 Month+0.590%, 08/14/2020	1,600	1,603
BB&T MTN
2.980%, VAR ICE LIBOR USD 3 Month+0.570%, 06/15/2020	400	401
BPCE MTN
3.743%, VAR ICE LIBOR USD 3 Month+1.220%, 05/22/2022 (A)	250	253
Branch Banking & Trust
2.753%, VAR ICE LIBOR USD 3 Month+0.450%, 01/15/2020	855	856
Canadian Imperial Bank of Commerce
2.581%, VAR ICE LIBOR USD 3 Month+0.315%, 02/02/2021	1,500	1,502
2.100%, 10/05/2020	1,075	1,074
Capital One
3.416%, VAR ICE LIBOR USD 3 Month+1.150%, 01/30/2023	500	506
3.215%, VAR ICE LIBOR USD 3 Month+0.765%, 09/13/2019	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Capital One Financial
3.295%, VAR ICE LIBOR USD 3 Month+0.760%, 05/12/2020	$1,770	$1,775
Charles Schwab
2.842%, VAR ICE LIBOR USD 3 Month+0.320%, 05/21/2021	360	360
Citibank
2.936%, VAR ICE LIBOR USD 3 Month+0.500%, 06/12/2020	375	376
2.885%, VAR ICE LIBOR USD 3 Month+0.350%, 02/12/2021	2,200	2,202
2.844%, VAR ICE LIBOR USD 3 Month+0.596%, 05/20/2022	450	453
Citigroup
2.650%, 10/26/2020	385	386
Citizens Bank
3.331%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/2022	550	552
3.248%, VAR ICE LIBOR USD 3 Month+0.720%, 02/14/2022	550	552
3.091%, VAR ICE LIBOR USD 3 Month+0.570%, 05/26/2020	700	702
3.060%, VAR ICE LIBOR USD 3 Month+0.540%, 03/02/2020	550	551
Commonwealth Bank of Australia
3.205%, VAR ICE LIBOR USD 3 Month+0.640%, 11/07/2019 (A)	750	751
Compass Bank
3.181%, VAR ICE LIBOR USD 3 Month+0.730%, 06/11/2021	500	501
Cooperatieve Rabobank
3.168%, VAR ICE LIBOR USD 3 Month+0.830%, 01/10/2022	800	809
2.697%, VAR ICE LIBOR USD 3 Month+0.430%, 04/26/2021	750	752
Credit Agricole MTN
3.423%, VAR ICE LIBOR USD 3 Month+0.970%, 06/10/2020 (A)	950	956
Danske Bank
5.000%, 01/12/2022 (A)	570	597
3.054%, VAR ICE LIBOR USD 3 Month+0.580%, 09/06/2019 (A)	600	600
Danske Bank MTN
3.030%, VAR ICE LIBOR USD 3 Month+0.510%, 03/02/2020 (A)	500	500
Deutsche Bank NY
3.273%, VAR ICE LIBOR USD 3 Month+0.970%, 07/13/2020	550	549
DNB Bank
2.690%, VAR ICE LIBOR USD 3 Month+0.370%, 10/02/2020 (A)	550	551

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
European Investment Bank
2.732%, VAR United States Secured Overnight Financing Rate+0.320%, 10/08/2021	$1,980	$1,979
Fifth Third Bank
2.901%, VAR ICE LIBOR USD 3 Month+0.590%, 09/27/2019	750	751
2.516%, VAR ICE LIBOR USD 3 Month+0.250%, 10/30/2020	400	400
Ford Motor Credit LLC
3.600%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	350	346
1.897%, 08/12/2019	350	350
Goldman Sachs Bank USA NY
3.200%, 06/05/2020	1,450	1,460
Goldman Sachs Group
3.688%, VAR ICE LIBOR USD 3 Month+1.170%, 11/15/2021	525	529
3.377%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	750	757
HSBC Holdings PLC
3.120%, VAR ICE LIBOR USD 3 Month+0.600%, 05/18/2021	640	641
3.086%, VAR ICE LIBOR USD 3 Month+0.650%, 09/11/2021	450	451
Huntington National Bank
2.963%, VAR ICE LIBOR USD 3 Month+0.510%, 03/10/2020	650	652
ING Bank
3.480%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	400	406
3.009%, VAR ICE LIBOR USD 3 Month+0.690%, 10/01/2019 (A)	300	300
Inter-American Development Bank MTN
2.503%, VAR ICE LIBOR USD 3 Month+0.200%, 07/15/2021	1,685	1,690
International Bank for Reconstruction & Development
2.620%, VAR United States Secured Overnight Financing Rate+0.220%, 08/21/2020	2,675	2,676
Jackson National Life Global Funding
3.041%, VAR ICE LIBOR USD 3 Month+0.730%, 06/27/2022 (A)	375	379
2.931%, VAR ICE LIBOR USD 3 Month+0.480%, 06/11/2021 (A)	1,000	1,003
JPMorgan Chase
4.400%, 07/22/2020	1,370	1,397
3.214%, VAR ICE LIBOR USD 3 Month+0.955%, 01/23/2020	500	502
3.003%, VAR ICE LIBOR USD 3 Month+0.550%, 03/09/2021	550	551

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
KeyBank
3.333%, VAR ICE LIBOR USD 3 Month+0.810%, 11/22/2021	$750	$757
2.913%, VAR ICE LIBOR USD 3 Month+0.660%, 02/01/2022	1,550	1,557
KeyCorp MTN
2.900%, 09/15/2020	690	695
Manufacturers & Traders Trust
3.130%, VAR ICE LIBOR USD 3 Month+0.610%, 05/18/2022	450	451
2.546%, VAR ICE LIBOR USD 3 Month+0.270%, 01/25/2021	1,000	999
Marsh & McLennan
3.500%, 12/29/2020	115	117
Metropolitan Life Global Funding
2.400%, 01/08/2021 (A)	795	796
Morgan Stanley
3.458%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/2022	475	480
MUFG Union Bank
3.072%, VAR ICE LIBOR USD 3 Month+0.600%, 03/07/2022	950	950
National Bank of Canada MTN
2.996%, VAR ICE LIBOR USD 3 Month+0.560%, 06/12/2020	1,875	1,882
New York Life Global Funding
2.673%, VAR ICE LIBOR USD 3 Month+0.390%, 10/24/2019 (A)	600	601
2.479%, VAR ICE LIBOR USD 3 Month+0.160%, 10/01/2020 (A)	600	600
Penske Truck Leasing Lp
3.650%, 07/29/2021 (A)	400	408
PNC Bank
2.880%, VAR ICE LIBOR USD 3 Month+0.360%, 05/19/2020	500	501
2.528%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	1,050	1,051
Reckitt Benckiser Treasury Services PLC
2.903%, VAR ICE LIBOR USD 3 Month+0.560%, 06/24/2022 (A)	550	549
Regions Bank
3.035%, VAR ICE LIBOR USD 3 Month+0.500%, 08/13/2021	450	450
Royal Bank of Canada
2.100%, 10/14/2020	2,235	2,232
Royal Bank of Canada MTN
2.656%, VAR ICE LIBOR USD 3 Month+0.390%, 04/30/2021	580	582
Santander UK PLC
3.140%, VAR ICE LIBOR USD 3 Month+0.620%, 06/01/2021	525	526

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Standard Chartered PLC
3.428%, VAR ICE LIBOR USD 3 Month+1.150%, 01/20/2023 (A)	$525	$525
Sumitomo Mitsui Banking
2.653%, VAR ICE LIBOR USD 3 Month+0.350%, 01/17/2020	250	250
SunTrust Bank
2.786%, VAR ICE LIBOR USD 3 Month+0.530%, 01/31/2020	1,835	1,838
2.590%, VAR ICE LIBOR USD 3 Month+0.298%, 01/29/2021	450	450
Svenska Handelsbanken MTN
2.995%, VAR ICE LIBOR USD 3 Month+0.470%, 05/24/2021	525	528
2.964%, VAR ICE LIBOR USD 3 Month+0.490%, 09/06/2019	400	400
Synchrony Financial
3.806%, VAR ICE LIBOR USD 3 Month+1.230%, 02/03/2020	600	602
Toronto-Dominion Bank MTN
2.881%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	1,600	1,607
1.450%, 08/13/2019	550	550
Toyota Motor Credit MTN
2.740%, VAR ICE LIBOR USD 3 Month+0.440%, 10/18/2019	400	400
U.S. Bank
2.875%, VAR ICE LIBOR USD 3 Month+0.310%, 02/04/2021	1,250	1,252
UBS MTN
3.168%, VAR ICE LIBOR USD 3 Month+0.640%, 08/14/2019	450	450
2.200%, 06/08/2020 (A)	1,465	1,463
UniCredit MTN
6.572%, 01/14/2022 (A)	350	374
Volkswagen Group of America Finance LLC
3.475%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (A)	750	756
Wells Fargo
3.393%, VAR ICE LIBOR USD 3 Month+1.110%, 01/24/2023	400	405
Wells Fargo MTN
3.124%, VAR ICE LIBOR USD 3 Month+0.650%, 12/06/2019	650	652
2.870%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/2020	720	721
2.600%, 07/22/2020	1,715	1,719

		83,142

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Health Care — 3.0%
Amgen
2.985%, VAR ICE LIBOR USD 3 Month+0.450%, 05/11/2020	$450	$451
Bayer US Finance II LLC
3.500%, 06/25/2021 (A)	425	431
Becton Dickinson
3.194%, VAR ICE LIBOR USD 3 Month+0.875%, 12/29/2020	281	281
Bristol-Myers Squibb
2.550%, 05/14/2021 (A)	870	875
Cardinal Health
3.180%, VAR ICE LIBOR USD 3 Month+0.770%, 06/15/2022	775	775
Cigna
3.200%, 09/17/2020 (A)	1,965	1,979
3.060%, VAR ICE LIBOR USD 3 Month+0.650%, 09/17/2021 (A)	375	375
CVS Health
3.173%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	435	437
3.083%, VAR ICE LIBOR USD 3 Month+0.630%, 03/09/2020	1,120	1,123
Dignity Health
2.637%, 11/01/2019	1,260	1,260
Gilead Sciences
2.637%, VAR ICE LIBOR USD 3 Month+0.250%, 09/20/2019	550	550
McKesson
3.650%, 11/30/2020	300	304
UnitedHealth Group
2.373%, VAR ICE LIBOR USD 3 Month+0.070%, 10/15/2020	500	499

		9,340

Industrials — 2.7%
AerCap Ireland Capital DAC
4.500%, 05/15/2021	735	757
Air Lease
2.125%, 01/15/2020	300	299
Aviation Capital Group LLC
2.936%, VAR ICE LIBOR USD 3 Month+0.670%, 07/30/2021 (A)	570	570
Caterpillar Financial Services MTN
2.752%, VAR ICE LIBOR USD 3 Month+0.280%, 09/07/2021	1,600	1,601
Equifax
3.388%, VAR ICE LIBOR USD 3 Month+0.870%, 08/15/2021	460	460
General Dynamics
2.875%, 05/11/2020	1,555	1,564

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Electric
2.740%, VAR ICE LIBOR USD 3 Month+0.410%, 03/28/2020	$264	$263
2.500%, 03/28/2020	500	500
Honeywell International
2.546%, VAR ICE LIBOR USD 3 Month+0.280%, 10/30/2019	800	801
John Deere Capital MTN
2.350%, 01/08/2021	445	446
PACCAR Financial MTN
2.805%, VAR ICE LIBOR USD 3 Month+0.260%, 05/10/2021	150	150
United Technologies
3.175%, VAR ICE LIBOR USD 3 Month+0.650%, 08/16/2021	375	375
2.603%, VAR ICE LIBOR USD 3 Month+0.350%, 11/01/2019	600	601

		8,387

Information Technology — 2.0%
Broadcom
3.125%, 04/15/2021 (A)	2,185	2,197
2.375%, 01/15/2020	800	799
Hewlett Packard Enterprise
3.009%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	375	375
2.100%, 10/04/2019 (A)	800	799
IBM Credit LLC
2.994%, VAR ICE LIBOR USD 3 Month+0.470%, 11/30/2020	1,140	1,146
Juniper Networks
3.300%, 06/15/2020	750	753

		6,069

Materials — 0.5%
Air Liquide Finance
1.375%, 09/27/2019 (A)	400	399
DowDuPont
3.766%, 11/15/2020	455	463
International Flavors & Fragrances
3.400%, 09/25/2020	245	247
Syngenta Finance
3.698%, 04/24/2020 (A)	450	453

		1,562

Utilities — 1.7%
American Electric Power
2.150%, 11/13/2020	450	448
Consolidated Edison of New York
2.749%, VAR ICE LIBOR USD 3 Month+0.400%, 06/25/2021	1,730	1,736

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Dominion Energy
2.715%, 08/15/2021	$130	$130
DTE Energy
1.500%, 10/01/2019	435	435
Duke Energy Progress LLC
2.633%, VAR ICE LIBOR USD 3 Month+0.180%, 09/08/2020	540	540
Florida Power & Light
2.965%, VAR ICE LIBOR USD 3 Month+0.400%, 05/06/2022	900	900
Sempra Energy
1.625%, 10/07/2019	850	849

		5,038

Total Corporate Obligations (Cost $132,565) ($ Thousands)		133,054

ASSET-BACKED SECURITIES — 31.5%

Automotive — 12.7%

American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A
2.920%, 08/12/2021 (A)	82	82
American Credit Acceptance Receivables Trust, Ser 2018-4, Cl A
3.380%, 12/13/2021 (A)	422	423
American Credit Acceptance Receivables Trust, Ser 2019-2, CI A
2.850%, 07/12/2022 (A)	284	284
AmeriCredit Automobile Receivables Trust, Ser 2016-3, Cl A3
1.460%, 05/10/2021	1	1
Americredit Automobile Receivables Trust, Ser 2018-1, Cl A2A
2.710%, 07/19/2021	107	107
Americredit Automobile Receivables Trust, Ser 2018-2, Cl A2A
2.860%, 11/18/2021	254	254
Americredit Automobile Receivables Trust, Ser 2019-1, Cl A2A
2.930%, 06/20/2022	630	632
ARI Fleet Lease Trust, Ser 2017-A, Cl A2
1.910%, 04/15/2026 (A)	123	122
CarMax Auto Owner Trust, Ser 2019-2, Cl A2A
2.690%, 07/15/2022	380	381
Carmax Auto Owner Trust, Ser 2019-3, Cl A2A
2.210%, 12/15/2022	1,215	1,214
Chesapeake Funding II LLC, Ser 2016-2A, CI A2
3.325%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2028 (A)	116	116

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2017-2A, CI A1
1.990%, 05/15/2029 (A)	$148	$147
Chesapeake Funding II LLC, Ser 2017-3A, CI A1
1.910%, 08/15/2029 (A)	185	185
Chesapeake Funding II LLC, Ser 2017-3A, CI A2
2.665%, VAR ICE LIBOR USD 1 Month+0.340%, 08/15/2029 (A)	492	492
Chesapeake Funding II LLC, Ser 2017-4A, CI A1
2.120%, 11/15/2029 (A)	234	233
Chesapeake Funding II LLC, Ser 2017-4A, CI A2
2.665%, VAR ICE LIBOR USD 1 Month+0.340%, 11/15/2029 (A)	930	929
Chesapeake Funding II LLC, Ser 2018-1A, CI A1
3.040%, 04/15/2030 (A)	250	252
Chesapeake Funding II LLC, Ser 2018-2A, CI A2
2.695%, VAR ICE LIBOR USD 1 Month+0.370%, 08/15/2030 (A)	452	451
Chesapeake Funding II LLC, Ser 2018-3A, CI A1
3.390%, 01/15/2031 (A)	350	355
Chrysler Capital Auto Receivables Trust, Ser 2016-BA, CI A3
1.640%, 07/15/2021 (A)	100	100
CIG Auto Receivables Trust, Ser 2017-1A, Cl A
2.710%, 05/15/2023 (A)	44	44
CPS Auto Receivables Trust, Ser 2018-A, Cl A
2.160%, 05/17/2021 (A)	16	16
CPS Auto Receivables Trust, Ser 2018-D, Cl A
3.060%, 01/18/2022 (A)	225	225
CPS Auto Receivables Trust, Ser 2019-A, Cl A
3.180%, 06/15/2022 (A)	296	297
CPS Auto Receivables Trust, Ser 2019-B, Cl A
2.890%, 05/16/2022 (A)	259	259
CPS Auto Receivables Trust, Ser 2019-C, Cl A
2.550%, 09/15/2022 (A)	490	490
CPS Auto Trust, Ser 2018-C, CI A
2.870%, 09/15/2021 (A)	119	119
Credit Acceptance Auto Loan Trust, Ser 2017-2A, CI A
2.550%, 02/17/2026 (A)	453	453
Credit Acceptance Auto Loan Trust, Ser 2017-3A, CI A
2.650%, 06/15/2026 (A)	250	250
Drive Auto Receivables Trust, Ser 2015-DA, CI D
4.590%, 01/17/2023 (A)	449	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2017-3, CI D
3.530%, 12/15/2023 (A)	$775	$783
Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.010%, 11/15/2021	230	230
Drive Auto Receivables Trust, Ser 2018-4, Cl A3
3.040%, 11/15/2021	137	137
Drive Auto Receivables Trust, Ser 2018-4, CI B
3.360%, 10/17/2022	855	858
Drive Auto Receivables Trust, Ser 2018-5, CI A2B
2.645%, VAR ICE LIBOR USD 1 Month+0.320%, 07/15/2021	111	111
Drive Auto Receivables Trust, Ser 2019-1, Cl A3
3.180%, 10/17/2022	405	407
Drive Auto Receivables Trust, Ser 2019-2, Cl A2A
2.930%, 03/15/2022	497	498
Drive Auto Receivables Trust, Ser 2019-2, Cl A3
3.040%, 03/15/2023	275	277
DT Auto Owner Trust, Ser 2018-1A, Cl A
2.590%, 05/17/2021 (A)	1	1
DT Auto Owner Trust, Ser 2018-3A, Cl A
3.020%, 02/15/2022 (A)	918	920
DT Auto Owner Trust, Ser 2018-3A, Cl B
3.560%, 09/15/2022 (A)	665	673
DT Auto Owner Trust, Ser 2019-1A, Cl A
3.080%, 09/15/2022 (A)	258	258
DT Auto Owner Trust, Ser 2019-3A, Cl A
2.550%, 08/15/2022 (A)	445	445
Enterprise Fleet Financing LLC, Ser 2016-2, CI A2
1.740%, 02/22/2022 (A)	24	24
Enterprise Fleet Financing LLC, Ser 2017-2, CI A2
1.970%, 01/20/2023 (A)	94	93
Enterprise Fleet Financing LLC, Ser 2018-2, CI A2
3.140%, 02/20/2024 (A)	269	271
Enterprise Fleet Financing LLC, Ser 2019-1, CI A2
2.980%, 10/22/2024 (A)	820	827
Enterprise Fleet Financing LLC, Ser 2019-2, CI A2
2.290%, 02/20/2025 (A)	545	545
Exeter Automobile Receivables Trust, Ser 2018-3A, CI A
2.900%, 01/18/2022 (A)	160	160

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2019-1A, Cl A
3.200%, 04/15/2022 (A)	$466	$467
Exeter Automobile Receivables Trust, Ser 2019-2A, Cl A
2.930%, 07/15/2022 (A)	419	420
Exeter Automobile Receivables Trust, Ser 2019-3A, CI A
2.590%, 09/15/2022 (A)	325	325
First Investors Auto Owner Trust, Ser 2017-2A, CI A1
1.860%, 10/15/2021 (A)	5	5
First Investors Auto Owner Trust, Ser 2018-1A, CI A1
2.840%, 05/16/2022 (A)	69	70
First Investors Auto Owner Trust, Ser 2019-1A, CI A
2.890%, 03/15/2024 (A)	262	264
Flagship Credit Auto Trust, Ser 2017-2, Cl A
1.850%, 07/15/2021 (A)	13	12
Flagship Credit Auto Trust, Ser 2017-3, Cl A
1.880%, 10/15/2021 (A)	86	86
Flagship Credit Auto Trust, Ser 2018-3, Cl A
3.070%, 02/15/2023 (A)	264	265
Flagship Credit Auto Trust, Ser 2018-4, Cl A
3.410%, 05/15/2023 (A)	410	413
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (A)	389	391
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	727	730
Ford Credit Auto Lease Trust, Ser 2019-B, Cl A2A
2.280%, 02/15/2022	480	479
Ford Credit Auto Owner Trust, Ser 2015-2, CI A
2.440%, 01/15/2027 (A)	695	695
Ford Credit Floorplan Master Owner Trust, Ser 2016-5, Cl A1
1.950%, 11/15/2021	450	449
GLS Auto Receivables Trust, Ser 2017-1A, CI A2
2.670%, 04/15/2021 (A)	25	25
GLS Auto Receivables Trust, Ser 2018-1A, Cl A
2.820%, 07/15/2022 (A)	259	259
GLS Auto Receivables Trust, Ser 2018-3A, Cl A
3.350%, 08/15/2022 (A)	223	224
GLS Auto Receivables Trust, Ser 2019-1A, Cl A
3.370%, 01/17/2023 (A)	213	215
GLS Auto Receivables Trust, Ser 2019-2A, Cl A
3.060%, 04/17/2023 (A)	527	529
GM Financial Automobile Leasing Trust, Ser 2019-1, Cl A2A
2.910%, 04/20/2021	430	431

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	$600	$610
Hertz Fleet Lease Funding, Ser 2019-1, Cl A1
2.849%, VAR ICE LIBOR USD 1 Month+0.470%, 01/10/2033 (A)	1,065	1,065
Hertz Fleet Lease Funding, Ser 2019-1, Cl A2
2.700%, 01/10/2033 (A)	770	771
Mercedes-Benz Auto Trust, Ser 2016-1, Cl A4
1.460%, 12/15/2022	1,465	1,455
Mercedes-Benz Auto Trust, Ser 2019-A, Cl A3
3.100%, 11/15/2021	310	313
Mercedes-Benz Auto Trust, Ser 2019-AA, Cl A
2.675%, VAR ICE LIBOR USD 1 Month+0.350%, 05/15/2023 (A)	420	420
Nissan Auto Lease Trust, Ser 2019-A, Cl A2
2.710%, 07/15/2021	380	381
Nissan Auto Lease Trust, Ser 2019-B, Cl A2A
2.270%, 10/15/2021	595	594
Nissan Master Owner Trust Receivables, Ser 2017-C, CI A
2.645%, VAR ICE LIBOR USD 1 Month+0.320%, 10/17/2022	1,225	1,226
Prestige Auto Receivables Trust, Ser 2017-1A, Cl A3
2.050%, 10/15/2021 (A)	526	526
Prestige Auto Receivables Trust, Ser 2018-1A, CI A2
2.970%, 12/15/2021 (A)	440	441
Prestige Auto Receivables Trust, Ser 2019-1A, CI A2
2.440%, 07/15/2022 (A)	790	790
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl C
2.970%, 03/15/2021	6	6
Santander Drive Auto Receivables Trust, Ser 2016-3, Cl C
2.460%, 03/15/2022	383	382
Santander Drive Auto Receivables Trust, Ser 2018-3, Cl A3
3.030%, 02/15/2022	207	208
Santander Drive Auto Receivables Trust, Ser 2019-1, Cl A3
3.000%, 12/15/2022	275	277
Santander Retail Auto Lease Trust, Ser 2017-A, CI A3
2.220%, 01/20/2021 (A)	1,167	1,166
Santander Retail Auto Lease Trust, Ser 2019-A, Cl A2
2.720%, 01/20/2022 (A)	415	417
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	505	510

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Skopos Auto Receivables Trust, Ser 2018-1A, CI A
3.190%, 09/15/2021 (A)	$86	$86
Tesla Auto Lease Trust, Ser 2018-A, Cl A
2.320%, 12/20/2019 (A)	101	101
Tesla Auto Lease Trust, Ser 2018-B, Cl A
3.710%, 08/20/2021 (A)	1,073	1,087
Tidewater Auto Receivables Trust, Ser 2018-AA, CI A2
3.120%, 07/15/2022 (A)	251	251
United Auto Credit Securitization Trust, Ser 2019-1, Cl A
2.820%, 07/12/2021 (A)	555	556
USAA Auto Owner Trust, Ser 2019-1, Cl A2
2.260%, 02/15/2022	395	395
Westlake Automobile Receivables Trust, Ser 2018-2A, Cl A2A
2.840%, 09/15/2021 (A)	140	140
Westlake Automobile Receivables Trust, Ser 2019-1A, Cl A2A
3.060%, 05/16/2022 (A)	530	532
World Omni Auto Trust, Ser 2018-1A, Cl B
3.680%, 07/15/2023 (A)	320	326
World Omni Auto Trust, Ser 2019-A, Cl A2
3.020%, 04/15/2022	645	648

		39,316

Credit Card — 4.0%

American Express Credit Account Master Trust, Ser 2017-3, Cl A
1.770%, 11/15/2022	575	573
BA Credit Card Trust, Ser 2017-A1, CI A1
1.950%, 08/15/2022	1,555	1,551
Capital One Multi-Asset Execution Trust, Ser 2015-A3, Cl A3
2.725%, VAR ICE LIBOR USD 1 Month+0.400%, 03/15/2023	735	737
Capital One Multi-Asset Execution Trust, Ser 2016-A6, CI A6
1.820%, 09/15/2022	1,395	1,393
Citibank Credit Card Issuance Trust, Ser 2014-A1, CI A1
2.880%, 01/23/2023	350	354
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	2,205	2,199
Golden Credit Card Trust, Ser 2016-5A, Cl A
1.600%, 09/15/2021 (A)	335	335
Golden Credit Card Trust, Ser 2019-1A, Cl A
2.775%, VAR ICE LIBOR USD 1 Month+0.450%, 12/15/2022 (A)	685	686

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Master Credit Card Trust, Ser 2019-1A, Cl A
2.752%, VAR ICE LIBOR USD 1 Month+0.480%, 07/21/2022 (A)	$350	$351
Penarth Master Issuer PLC, Ser 2018-1A, Cl A1
2.680%, VAR ICE LIBOR USD 1 Month+0.380%, 03/18/2022 (A)	825	825
Synchrony Card Funding LLC, Ser 2019-A1, CI A
2.950%, 03/15/2025	1,170	1,190
Synchrony Credit Card Master Note Trust, Ser 2015-4, Cl A
2.380%, 09/15/2023	525	525
Synchrony Credit Card Master Note Trust, Ser 2016-3, Cl B
1.910%, 09/15/2022	772	771
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
2.742%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/2024 (A)	750	751

		12,241

Miscellaneous Business Services — 14.8%

Accredited Mortgage Loan Trust, Ser 2004-4, CI A1A
2.946%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	87	87
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-4, CI A1
2.986%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2034	28	28
Ajax Mortgage Loan Trust, Ser 2017-B, Cl A
3.163%, 09/25/2056 (A)(B)	428	429
ALM VI, Ser 2018-6A, CI A1B3
3.503%, VAR ICE LIBOR USD 3 Month+1.200%, 07/15/2026 (A)	600	590
ALM XVII, Ser 2018-17A, CI A1AR
3.233%, VAR ICE LIBOR USD 3 Month+0.930%, 01/15/2028 (A)	725	725
Apidos CLO XII, Ser 2018-12A, CI AR
3.383%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (A)	600	596
Avant Loans Funding Trust, Ser 2019-A, Cl A
3.480%, 07/15/2022 (A)	424	425
Barings BDC Static CLO, Ser 2019-1A, Cl A1
3.323%, VAR ICE LIBOR USD 3 Month+1.020%, 04/15/2027 (A)	717	713
Barings CLO, Ser 2018-3A, CI A1
3.228%, VAR ICE LIBOR USD 3 Month+0.950%, 07/20/2029 (A)	372	369
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, CI A
3.500%, 10/28/2057 (A)(B)	336	341

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Carlyle Global Market Strategies, Ser 2018-1A, CI A1R2
3.273%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (A)	$650	$643
Carlyle Global Market Strategies, Ser 2018-2A, CI A1R
3.036%, VAR ICE LIBOR USD 3 Month+0.780%, 04/27/2027 (A)	729	728
CIFC Funding, Ser 2017-1A, CI A1R
3.572%, VAR ICE LIBOR USD 3 Month+1.250%, 07/16/2030 (A)	485	486
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	994	1,005
CLUB Credit Trust, Ser 2017-P2, Cl A
2.610%, 01/15/2024 (A)	79	79
CNH Equipment Trust, Ser 2017-C, Cl A2
1.840%, 03/15/2021	263	262
Cole Park CLO, Ser 2018-1A, CI AR
3.328%, VAR ICE LIBOR USD 3 Month+1.050%, 10/20/2028 (A)	750	751
Colombia Cent CLO, Ser 2018-27A, CI A1
3.426%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (A)	480	480
Credit Suisse Trust, Ser 2018-LD1
3.420%, 07/25/2024 (A)	60	60
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M2
3.196%, VAR ICE LIBOR USD 1 Month+0.930%, 05/25/2035	153	153
Daimler Trucks Retail Trust, Ser 2019-1, Cl A2
2.770%, 04/15/2021 (A)	280	280
Dell Equipment Finance Trust, Ser 2018-1, Cl A2A
2.970%, 10/22/2020 (A)	237	237
Dell Equipment Finance Trust, Ser 2019-1, CI A2
2.780%, 08/23/2021 (A)	365	366
DLL, Ser 2017-A, CI A2
1.890%, 07/15/2020 (A)	4	5
DLL, Ser 2018-1, Cl A2
2.810%, 11/17/2020 (A)	265	265
Finance of America Structured Securities Trust, Ser 2018-HB1, CI A
3.375%, 09/25/2028 (A)(B)	196	196
Finance of America Structured Securities Trust, Ser 2019-HB1, CI A
3.279%, 04/25/2029 (A)(B)	289	290
Great American Auto Leasing, Ser 2019-1, CI A2
2.970%, 06/15/2021 (A)	610	612

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GSAMP Trust, Ser 2006-HE1, CI A2D
2.576%, VAR ICE LIBOR USD 1 Month+0.310%, 01/25/2036	$61	$61
John Deere Owner Trust, Ser 2019-B, Cl A2
2.280%, 05/16/2022	665	665
KKR, Ser 2018-21, CI A
3.303%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (A)	465	459
Madison Park Funding XII, Ser 2017-12A, Cl AR
3.538%, VAR ICE LIBOR USD 3 Month+1.260%, 07/20/2026 (A)	181	181
Magnetite VII, Ser 2018-7A, CI A1R2
3.103%, VAR ICE LIBOR USD 3 Month+0.800%, 01/15/2028 (A)	800	793
Magnetite VIII, Ser 2018-8A, CI AR2
3.283%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (A)	685	680
Marlette Funding Trust, Ser 2017-3A, Cl A
2.360%, 12/15/2024 (A)	8	8
Marlette Funding Trust, Ser 2018-1A, Cl A
2.610%, 03/15/2028 (A)	48	48
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/2028 (A)	88	88
Marlette Funding Trust, Ser 2018-4A, Cl A
3.710%, 12/15/2028 (A)	255	257
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/2029 (A)	901	907
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (A)	465	467
Marlette Funding Trust, Ser 2019-3A, Cl A
2.690%, 09/17/2029 (A)	650	650
Mill City Mortgage Loan Trust, Ser 2015-2, CI A2
3.000%, 09/25/2057 (A)(B)	434	435
Mill City Mortgage Loan Trust, Ser 2017-3, CI A1
2.750%, 01/25/2061 (A)(B)	385	386
Mill City Mortgage Loan Trust, Ser 2018-1, CI A1
3.250%, 05/25/2062 (A)(B)	194	196
MMAF Equipment Finance LLC, Ser 2017-AA, Cl A3
2.040%, 02/16/2022 (A)	266	265
MMAF Equipment Finance LLC, Ser 2019-A, CI A2
2.840%, 01/10/2022 (A)	610	613
Nationstar HECM Loan Trust, Ser 2018-1A, CI A
2.760%, 02/25/2028 (A)(B)	65	65
Nationstar HECM Loan Trust, Ser 2018-2A, CI A
3.188%, 07/25/2028 (A)(B)	85	86

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nationstar HECM Loan Trust, Ser 2019-1A, CI A
2.651%, 06/25/2029 (A)(B)	$205	$205
Navient Student Loan Trust, Ser 2017-3A, CI A1
2.566%, VAR ICE LIBOR USD 1 Month+0.300%, 07/26/2066 (A)	84	84
Navient Student Loan Trust, Ser 2018-1A, CI A2
2.616%, VAR ICE LIBOR USD 1 Month+0.350%, 03/25/2067 (A)	590	590
Navient Student Loan Trust, Ser 2019-2A, CI A1
2.536%, VAR ICE LIBOR USD 1 Month+0.270%, 02/27/2068 (A)	535	534
Navistar Financial Dealer Note Master Owner Trust II, Ser 2019-1, Cl A
2.906%, VAR ICE LIBOR USD 1 Month+0.640%, 05/28/2024 (A)	1,100	1,104
New Residential Mortgage Loan Trust, Ser 2017-6A, CI A1
4.000%, 08/27/2057 (A)(B)	535	552
New Residential Mortgage Loan Trust, Ser 2018-FNT1, CI A
3.610%, 05/25/2023 (A)	495	499
New Residential Mortgage Loan Trust, Ser 2018-FNT2, CI A
3.790%, 07/25/2054 (A)	294	297
NextGear Floorplan Master Owner Trust, Ser 2017-2A, CI A1
3.005%, VAR ICE LIBOR USD 1 Month+0.680%, 10/17/2022 (A)	935	938
NextGear Floorplan Master Owner Trust, Ser 2019-1A, CI A1
2.975%, VAR ICE LIBOR USD 1 Month+0.650%, 02/15/2024 (A)	645	646
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS1, Cl A
3.193%, 01/25/2023 (A)	245	245
NRZ Excess Spread-Collateralized Notes, Ser 2018-PLS2, CI A
3.265%, 02/25/2023 (A)	118	119
NYCTL Trust, Ser 2017-A, CI A
1.870%, 11/10/2030 (A)	91	90
NYCTL Trust, Ser 2018-A, CI A
3.220%, 11/10/2031 (A)	684	683
Ocean Trails CLO IV, Ser 2017-4A, CI AR
3.435%, VAR ICE LIBOR USD 3 Month+0.900%, 08/13/2025 (A)	411	411
OCP CLO, Ser 2017-8A, CI A1R
3.153%, VAR ICE LIBOR USD 3 Month+0.850%, 04/17/2027 (A)	458	458

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust, Ser 2016-1A, Cl B
4.570%, 02/20/2029 (A)	$185	$187
Onemain Financial Issuance Trust, Ser 2018-1A, CI A
3.300%, 03/14/2029 (A)	265	268
OneMain Financial Issuance Trust, Ser 2019-1A, CI A
3.480%, 02/14/2031 (A)	550	559
OZLM VII, Ser 2018-7RA, CI A1R
3.313%, VAR ICE LIBOR USD 3 Month+1.010%, 07/17/2029 (A)	590	586
OZLM XII, Ser 2018-12A, Cl A1R
3.316%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (A)	400	399
PFS Financing, Ser 2016-BA, Cl A
1.870%, 10/15/2021 (A)	374	373
Prosper Marketplace Issuance Trust, Ser 2018-1A, Cl A
3.110%, 06/17/2024 (A)	101	101
PRPM, Ser 2018-1A, CI A1
3.750%, 04/25/2023 (A)(B)	239	239
Regional Management Issuance, Ser 2018-1, CI A
3.830%, 07/15/2027 (A)	290	291
RMF Buyout Issuance Trust, Ser 2019-1, Cl A
2.475%, 07/25/2029 (A)(B)	661	660
Shackleton, Ser 2018-6RA, Cl A
3.323%, VAR ICE LIBOR USD 3 Month+1.020%, 07/17/2028 (A)	500	499
SLC Student Loan Trust, Ser 2005-1, Cl A3
2.618%, VAR ICE LIBOR USD 3 Month+0.100%, 02/15/2025	468	468
SLC Student Loan Trust, Ser 2006-1, Cl A5
2.520%, VAR ICE LIBOR USD 3 Month+0.110%, 03/15/2027	791	788
SLM Student Loan Trust, Ser 2004-3, Cl A5
2.446%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/2023	44	44
SLM Student Loan Trust, Ser 2004-8A, Cl A5
2.776%, VAR ICE LIBOR USD 3 Month+0.500%, 04/25/2024 (A)	43	43
SLM Student Loan Trust, Ser 2005-3, Cl A5
2.373%, VAR ICE LIBOR USD 3 Month+0.090%, 10/25/2024	236	235
SLM Student Loan Trust, Ser 2005-4, Cl A3
2.396%, VAR ICE LIBOR USD 3 Month+0.120%, 01/25/2027	219	218
SLM Student Loan Trust, Ser 2006-5, Cl A5
2.386%, VAR ICE LIBOR USD 3 Month+0.110%, 01/25/2027	304	303

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2007-6, Cl A4
2.656%, VAR ICE LIBOR USD 3 Month+0.380%, 10/25/2024	$684	$684
SLM Student Loan Trust, Ser 2008-5, Cl A4
3.976%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/2023	349	355
SLM Student Loan Trust, Ser 2008-9, Cl A
3.776%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/2023	360	365
SoFi Consumer Loan Program, Ser 2016-2, CI A
3.090%, 10/27/2025 (A)	238	238
SoFi Consumer Loan Program, Ser 2016-3, CI A
3.050%, 12/26/2025 (A)	268	269
SoFi Consumer Loan Program, Ser 2017-1, CI A
3.280%, 01/26/2026 (A)	291	293
SoFi Consumer Loan Program, Ser 2017-6, CI A1
2.200%, 11/25/2026 (A)	10	10
SoFi Consumer Loan Program, Ser 2018-1, CI A1
2.550%, 02/25/2027 (A)	64	64
SoFi Consumer Loan Program, Ser 2018-2, CI A1
2.930%, 04/26/2027 (A)	97	97
SoFi Consumer Loan Program, Ser 2018-3, CI A1
3.200%, 08/25/2027 (A)	99	100
SoFi Consumer Loan Program, Ser 2019-1, CI A
3.240%, 02/25/2028 (A)	1,354	1,366
SoFi Consumer Loan Program, Ser 2019-2, CI A
3.010%, 04/25/2028 (A)	669	672
SoFi Consumer Loan Program, Ser 2019-3, CI A
2.900%, 05/25/2028 (A)	1,550	1,554
SoFi Professional Loan Program, Ser 2017-A, CI A1
2.966%, VAR ICE LIBOR USD 1 Month+0.700%, 03/26/2040 (A)	100	100
Springleaf Funding Trust, Ser 2016-AA, Cl A
2.900%, 11/15/2029 (A)	540	540
SPS Servicer Advance Receivables Trust, Ser 2016-T2, CI AT2
2.750%, 11/15/2049 (A)	531	531
SPS Servicer Advance Receivables Trust, Ser 2018-T1, Cl A
3.620%, 10/17/2050	600	607

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Symphony CLO XIV, Ser 2017-14A, Cl A1R
3.583%, VAR ICE LIBOR USD 3 Month+1.280%, 07/14/2026 (A)	$666	$666
Towd Point Mortgage Trust, Ser 2015-4, CI A1B
2.750%, 04/25/2055 (A)(B)	61	61
Towd Point Mortgage Trust, Ser 2015-5, CI A1B
2.750%, 05/25/2055 (A)(B)	65	65
Towd Point Mortgage Trust, Ser 2016-1, CI A1B
2.750%, 02/25/2055 (A)(B)	53	53
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	140	139
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	225	222
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	491	493
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	275	276
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	223	223
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
2.866%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (A)	393	392
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	205	206
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	141	141
Treman Park CLO, Ser 2018-1A, Cl ARR
3.348%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (A)	550	550
Tryon Park CLO, Ser 2018-1A, CI A1SR
3.193%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (A)	360	358
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	30	30
Verizon Owner Trust, Ser 2016-2A, Cl A
1.680%, 05/20/2021 (A)	112	112
Verizon Owner Trust, Ser 2017-2A, Cl B
2.220%, 12/20/2021 (A)	190	190
VOLT LXIV LLC, Ser 2017-NP11,CI A1
3.375%, 10/25/2047 (A)	304	304
VOLT LXX LLC, Ser 2018-NPL6, CI A1A
4.115%, 09/25/2048 (A)	298	299
Voya CLO, Ser 2017-3A, CI A1R
2.996%, VAR ICE LIBOR USD 3 Month+0.720%, 07/25/2026 (A)	359	358

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Z Capital Credit Partners CLO, Ser 2018-1A, CI A1R
3.272%, VAR ICE LIBOR USD 3 Month+0.950%, 07/16/2027 (A)	$600	$597

		45,807

Total Asset-Backed Securities (Cost $97,160) ($ Thousands)		97,364

MORTGAGE-BACKED SECURITIES — 16.9%

Agency Mortgage-Backed Obligations — 5.9%
FHLMC
4.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.010%, 02/01/2030	28	29
4.220%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.928%, 02/01/2022	7	7
2.700%, 09/27/2021	1,150	1,150
FHLMC Multifamily Structured Pass-Through Certificates, Cl A1
2.746%, 12/25/2019	13	13
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A1
1.573%, 01/25/2022	181	180
FHLMC Multifamily Structured Pass-Through Certificates, Ser KI03, CI A
2.648%, VAR ICE LIBOR USD 1 Month+0.250%, 02/25/2023	939	938
FHLMC REMIC, Ser 2010-3745, Cl GP
4.000%, 06/15/2039	576	588
FHLMC REMIC, Ser 2013-4206, Cl CA
3.000%, 05/15/2037	791	798
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
3.916%, VAR ICE LIBOR USD 1 Month+1.650%, 04/25/2024	66	67
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-H01, Cl M3
6.066%, VAR ICE LIBOR USD 1 Month+3.800%, 03/25/2025	499	517
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, CI M2
5.066%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028	713	722
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA3, CI M2
4.266%, VAR ICE LIBOR USD 1 Month+2.000%, 12/25/2028	343	345
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA1, CI M1
3.466%, VAR ICE LIBOR USD 1 Month+1.200%, 08/25/2029	845	848

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-SPI2, Cl M1
3.817%, 05/25/2048 (A)(B)	$344	$345
FNMA
6.000%, 01/01/2027	12	14
5.500%, 12/01/2023 to 12/01/2024	392	404
5.000%, 03/01/2025 (C)	161	165
5.000%, 04/01/2020 to 03/01/2025	71	73
4.965%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.215%, 01/01/2029	8	9
4.775%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.302%, 11/01/2023	1	1
4.672%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.120%, 11/01/2025	2	2
4.603%, VAR ICE LIBOR USD 6 Month+1.771%, 09/01/2024	13	14
4.599%, VAR ICE LIBOR USD 6 Month+1.841%, 09/01/2024	36	37
4.470%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.086%, 05/01/2028	2	2
3.727%, VAR ICE LIBOR USD 6 Month+1.000%, 11/01/2021	2	2
3.000%, 12/01/2030	1,128	1,151
1.900%, 10/01/2019	350	349
FNMA Connecticut Avenue Securities, Ser 2017-C02, CI 2M1
3.416%, VAR ICE LIBOR USD 1 Month+1.150%, 09/25/2029	170	171
FNMA Connecticut Avenue Securities, Ser 2018-C06, CI 1M1
2.816%, VAR ICE LIBOR USD 1 Month+0.550%, 03/25/2031	300	300
FNMA REMIC, Ser 1993-58, CI H
5.500%, 04/25/2023	8	8
FNMA REMIC, Ser 2001-33, Cl FA
2.716%, VAR LIBOR USD 1 Month+0.450%, 07/25/2031	10	10
FNMA REMIC, Ser 2002-64, Cl FG
2.550%, VAR LIBOR USD 1 Month+0.250%, 10/18/2032	6	6
FNMA REMIC, Ser 2011-113, CI AD
2.000%, 11/25/2026	260	258
FNMA REMIC, Ser 2011-24, Cl PC
4.000%, 10/25/2039	393	398
FNMA REMIC, Ser 2011-38, Cl BA
4.000%, 02/25/2035	485	485
FNMA REMIC, Ser 2012-63, Cl FE
2.666%, VAR LIBOR USD 1 Month+0.400%, 06/25/2038	336	336

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2014-39, Cl AB
3.000%, 09/25/2039	$302	$303
FNMA, Ser 2017-M13, Cl FA
2.842%, VAR ICE LIBOR USD 1 Month+0,400%, 10/25/2024	245	244
FNMA, Ser M9.CI A2
2.482%, 04/25/2022	292	294
FREMF Mortgage Trust, Ser 2011-K12, Cl B
4.345%, 01/25/2046 (A)(B)	920	940
FREMF Mortgage Trust, Ser 2012-K712, Cl B
3.314%, 05/25/2045 (A)(B)	120	120
FREMF Mortgage Trust, Ser 2013-K712, Cl C
3.314%, 05/25/2045 (A)(B)	840	840
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.042%, 10/25/2047 (A)(B)	210	210
FREMF Multifamily Aggregation Risk Transfer Trust, Ser 2017-KT01, CI A
2.589%, VAR ICE LIBOR USD 1 Month+0.320%, 02/25/2020	350	350
GNMA, Ser 2010-151, Cl KA
3.000%, 09/16/2039	134	136
GNMA, Ser 2010-81, Cl PM
3.750%, 04/20/2039	475	479
GNMA, Ser 2012-31, Cl KA
1.500%, 12/20/2038	739	738
GNMA, Ser 2012-7, Cl MD
3.500%, 11/20/2038	650	657
GNMA, Ser 2013-124, Cl CP
2.500%, 06/20/2041	284	286
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
2.810%, VAR ICE LIBOR USD 1 Month+0.450%, 10/07/2020	1,011	1,012
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
2.810%, VAR ICE LIBOR USD 1 Month+0.450%, 01/08/2020	665	666
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
2.760%, VAR ICE LIBOR USD 1 Month+0.400%, 02/06/2020	39	39
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
2.769%, VAR ICE LIBOR USD 1 Month+0.400%, 03/11/2020	82	82

		18,138

Non-Agency Mortgage-Backed Obligations — 11.0%
Angel Oak Mortgage Trust I LLC, Ser 2019-2, CI A1
3.628%, 03/25/2049 (A)(B)	288	912
Angel Oak Mortgage Trust I LLC, Ser 2019-4, CI A1
2.993%, 07/26/2049 (A)(B)	610	609

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC, Ser 2017-1, CI A1
2.810%, 01/25/2047 (A)(B)	$23	$23
Angel Oak Mortgage Trust LLC, Ser 2017-2, CI A1
2.478%, 07/25/2047 (A)(B)	133	132
Angel Oak Mortgage Trust LLC, Ser 2017-3, CI A1
2.708%, 11/25/2047 (A)(B)	90	90
Angel Oak Mortgage Trust LLC, Ser 2018-3, CI A1
3.649%, 09/25/2048 (A)(B)	277	279
Angel Oak Mortgage Trust LLC, Ser 2019-1, CI A1
3.920%, 11/25/2048 (A)(B)	627	636
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(B)	465	464
BAMLL Commercial Mortgage Securities Trust, Ser 2018-DSNY, CI A
3.175%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2034 (A)	750	750
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.359%, 07/25/2035 (B)	82	81
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
4.469%, 11/25/2035 (B)	9	9
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
3.175%, VAR ICE LIBOR USD 1 Month+0.850%, 08/15/2036 (A)	800	799
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
4.517%, 06/25/2035 (B)	44	46
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
4.560%, 08/25/2035 (B)	89	89
Bunker Hill Loan Depositary Trust, Ser 20191, Cl A1
3.613%, 10/26/2048 (A)	182	184
BX Commercial Mortgage Trust, Ser 2018-IND, CI A
3.075%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (A)	276	276
BX Trust, Ser MCSF, CI A
2.902%, VAR ICE LIBOR USD 1 Month+0.577%, 04/15/2035 (A)	470	469
CGDBB Commercial Mortgage Trust, Ser BIOC,CI A
3.115%, VAR ICE LIBOR USD 1 Month+0.790%, 07/15/2032 (A)	450	450
CHC Commercial Mortgage Trust, Ser CHC, CI A
3.520%, VAR LIBOR USD 1 Month+1.120%, 06/15/2034 (A)	625	626

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CIM Trust, Ser 2017-7, CI A
3.000%, 04/25/2057 (A)(B)	$483	$483
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.701%, 09/25/2034 (B)	15	15
Citigroup Mortgage Loan Trust, Ser 2006-AR2, CI 1A1
4.857%, 03/25/2036 (B)	69	65
Citigroup Mortgage Loan Trust, Ser 2018-RP2, CI A1
3.500%, 02/25/2058 (A)(B)	311	317
Citigroup Mortgage Loan Trust, Ser SST2, Cl A
3.245%, VAR ICE LIBOR USD 1 Month+0.920%, 12/15/2036 (A)	775	774
COLT Mortgage Loan Trust, Ser 2018-1, Cl A1
2.930%, 02/25/2048 (A)(B)	101	101
COLT Mortgage Loan Trust, Ser 2018-2, Cl A1
3.470%, 07/27/2048 (A)(B)	302	303
COLT Mortgage Loan Trust, Ser 2018-3, Cl A1
3.692%, 10/26/2048 (A)(B)	84	85
COLT Mortgage Loan Trust, Ser 2018-4, Cl A1
4.006%, 12/28/2048 (A)(B)	411	417
COLT Mortgage Loan Trust, Ser 2019-1, Cl A1
3.705%, 03/25/2049 (A)(B)	218	221
COLT Mortgage Loan Trust, Ser 2019-3, Cl A1
2.764%, 08/25/2049 (A)(B)	214	214
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	64	64
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	1,258	1,258
COMM Mortgage Trust, Ser LC17, Cl A2
3.164%, 10/10/2047	172	172
Commercial Mortgage Pass-Through Certificates, Ser CR22, Cl A2
2.856%, 03/10/2048	678	678
Countrywide Home Loans, Ser 2004-29, CI 1A1
2.806%, VAR ICE LIBOR USD 1 Month+0.540%, 02/25/2035	12	12
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
4.257%, 02/20/2036 (B)	65	60
Credit Suisse Mortgage Capital Certificates, Ser lCE4, CI B
3.555%, VAR ICE LIBOR USD 1 Month+1.230%, 05/15/2036 (A)	925	927
Deephaven Residential Mortgage Trust, Ser 2017-1A, CI A1
2.725%, 12/26/2046 (A)(B)	33	33
Deephaven Residential Mortgage Trust, Ser 2017-2A, CI A1
2.453%, 06/25/2047 (A)(B)	92	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2017-3A, CI A1
2.577%, 10/25/2047 (A)(B)	$104	$104
Deephaven Residential Mortgage Trust, Ser 2018-1A,CI A1
2.976%, 12/25/2057 (A)(B)	127	127
Deephaven Residential Mortgage Trust, Ser 2018-2A, CI A1
3.479%, 04/25/2058 (A)(B)	337	340
Deephaven Residential Mortgage Trust, Ser 2018-3A, CI A1
3.789%, 08/25/2058 (A)(B)	452	457
Deephaven Residential Mortgage Trust, Ser 2019-3A, CI A1
2.964%, 07/25/2059 (A)(B)	550	549
FDIC Guaranteed Notes Trust, Ser 2010-S4, CI A
3.160%, VAR ICE LIBOR USD 1 Month+0.720%, 12/04/2020 (A)	607	598
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, CI M2
5.116%, VAR ICE LIBOR USD 1 Month+2.850%, 04/25/2028	720	731
Flagstar Mortgage Trust, Ser 2018-5, Cl A7
4.000%, 09/25/2048 (A)(B)	279	283
GMAC Mortgage Loan Trust, Ser 2005-AR6, CI 2A1
4.073%, 11/19/2035 (B)	102	98
GS Mortgage Securities II, Ser 2015-GC30, CI A2
2.726%, 05/10/2050	275	275
GS Mortgage Securities Trust, Ser 2010-C2, CI A1
3.849%, 12/10/2043 (A)	83	84
GS Mortgage Securities Trust, Ser 2015- GC28.CI A2
2.898%, 02/10/2048	490	490
GS Mortgage Securities Trust, Ser 2017- 500K, CI A
3.025%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2032 (A)	415	414
GS Mortgage Securities Trust, Ser 2018- FBLU, Cl B
3.525%, VAR ICE LIBOR USD 1 Month+1.200%, 11/15/2035 (A)	1,280	1,282
GS Mortgage Securities Trust, Ser ALOH, Cl A
3.551%, 04/10/2034 (A)	1,500	1,540
GSR Mortgage Loan Trust, Ser 2005-AR4, CI 2A1
4.664%, 07/25/2035 (B)	115	101
GSR Mortgage Loan Trust, Ser 2007-AR2, CI 1A1
4.284%, 05/25/2037 (B)	107	92

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2004-9, Cl 1A1
3.026%, VAR ICE LIBOR USD 1 Month+0.760%, 01/25/2035	$36	$36
Impac CMB Trust, Ser 2005-2, Cl 1A1
2.786%, VAR ICE LIBOR USD 1 Month+0.520%, 04/25/2035	39	39
Impac CMB Trust, Ser 2005-3, Cl A1
2.746%, VAR ICE LIBOR USD 1 Month+0.480%, 08/25/2035	36	35
Impac CMB Trust, Ser 2005-5, Cl A1
2.906%, VAR ICE LIBOR USD 1 Month+0.640%, 08/25/2035	29	28
Impac CMB Trust, Ser 2005-8, Cl 1A
2.786%, VAR ICE LIBOR USD 1 Month+0.520%, 02/25/2036	95	93
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A2
3.181%, 09/15/2047	96	96
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, CI A2
2.949%, 11/15/2047	514	514
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, CI A2
2.773%, 10/15/2048	590	590
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A2
2.921%, 05/15/2048	1,233	1,234
JPMorgan Chase Commercial Mortgage Securities Trust, CI A
2.933%, 09/05/2032 (A)	150	150
JPMorgan Mortgage Trust, Ser 2005-A6, CI 7A1
4.320%, 08/25/2035 (B)	44	43
JPMorgan Mortgage Trust, Ser 2007-A3, CI 1A1
4.268%, 05/25/2037 (B)	67	61
JPMorgan Mortgage Trust, Ser 2014-1, Cl 2A5
3.500%, 01/25/2044 (A)(B)	462	466
JPMorgan Mortgage Trust, Ser 2018-7FRB, CI A2
3.154%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (A)	338	337
KNDL Mortgage Trust, Ser KNSQ, CI A
3.125%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (A)	190	190
Lanark Master Issuer PLC, Ser 2019-1A, Cl 1A1
3.295%, VAR ICE LIBOR USD 3 Month+0.770%, 12/22/2069 (A)	200	200
LSTAR Securities Investment, Ser 2019-4, CI A1
3.902%, VAR ICE LIBOR USD 1 Month+1.500%, 05/01/2024 (A)	512	514

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
4.301%, 06/25/2037 (B)	$97	$84
Merrill Lynch Mortgage Investors Trust, Ser 2005-A3,CI A1
2.536%, VAR ICE LIBOR USD 1 Month+0.270%, 04/25/2035	11	11
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	173	174
MFRA Trust, Ser 2017-RPL1, CI A1
2.588%, 02/25/2057 (A)(B)	109	108
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, CI A3
3.669%, 02/15/2047	514	521
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A2
2.849%, 06/15/2047	12	12
Morgan Stanley, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034 (A)	88	87
MortgageIT Trust, Ser 2005-5, Cl A1
2.786%, VAR ICE LIBOR USD 1 Month+0.520%, 12/25/2035	105	104
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	188	188
MTRO Commercial Mortgage Trust, Ser 2019-TECH, CI A
3.225%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (A)	520	521
New Residential Mortgage Loan Trust, Ser 2017-3A, CI A1
4.000%, 04/25/2057 (A)(B)	245	253
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(B)	271	277
OBX Trust, Ser 2018-1, Cl A2
2.916%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (A)	62	61
OBX Trust, Ser 2018-EXP2, Cl 2A1A
3.016%, VAR ICE LIBOR USD 1 Month+0.750%, 07/25/2058 (A)	652	652
OBX Trust, Ser 2019-INV1, CI A8
4.000%, 11/25/2048 (A)(B)	402	412
Paragon Mortgages No. 12, Ser 2006-12A, CI A2C
2.738%, VAR ICE LIBOR USD 3 Month+0.220%, 11/15/2038 (A)	83	78
Paragon Mortgages No. 15, Ser 2007-15A, CI A2C
2.630%, VAR ICE LIBOR USD 3 Month+0.220%, 12/15/2039 (A)	191	182
RFMSI Trust, Ser 2007-SA3, CI2A1
5.226%, 07/27/2037 (B)	88	79

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
2.812%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	$10	$10
Sequoia Mortgage Trust, Ser 2017-CH2, CI A10
4.000%, 12/25/2047 (A)(B)	760	766
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	349	360
SG Residential Mortgage Trust, Ser 2018-1, CI A1
3.425%, 04/27/2048 (A)(B)	282	283
Spruce Hill Mortgage Loan Trust, Ser 19-SH1, CI A1
3.265%, 04/29/2049 (A)	390	393
Verus Securitization Trust, Ser 2018-1, Cl A1
2.929%, 02/25/2048 (A)(B)	110	110
Verus Securitization Trust, Ser 2018-2, Cl A1
3.677%, 06/01/2058 (A)(B)	377	380
Verus Securitization Trust, Ser 2019-2, Cl A1
3.211%, 04/25/2059 (A)(B)	378	380
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.198%, 03/25/2036 (B)	133	130
Wells Fargo Commercial Mortgage Trust, Ser C28, CIA2
2.855%, 05/15/2048	175	175
Wells Fargo Commercial Mortgage Trust, Ser NXS2, CIA2
3.020%, 07/15/2058	1,810	1,809
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, CI A2
4.952%, 01/25/2035 (B)	32	32
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, CI 2A1
4.992%, 07/25/2036 (B)	68	70
Wells Fargo Mortgage-Backed Securities Trust, Ser 2019-2, Cl A3
4.000%, 04/25/2049 (A)(B)	377	385
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, CI A2
2.927%, 03/15/2046	15	15
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, CI A2
2.862%, 03/15/2047	25	25

		33,911

Total Mortgage-Backed Securities (Cost $52,033) ($ Thousands)		52,049

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Notes
2.220%, VAR US Treasury 3 Month Bill Money Market Yield+0.139%, 04/30/2021	$1,000	$1,000
2.196%, VAR US Treasury 3 Month Bill Money Market Yield+0.115%, 01/31/2021	1,050	1,049
1.500%, 10/31/2019	3,045	3,039
1.500%, 11/30/2019 (C)	1,250	1,247
1.125%, 12/31/2019	3,400	3,385

Total U.S. Treasury Obligations (Cost $9,717) ($ Thousands)		9,720

MUNICIPAL BONDS — 1.3%
California — 0.2%
California State, GO
Callable 10/01/2021 @ 100
3.178%, 04/01/2047 (D)	775	777

Colorado — 0.3%
Colorado State, Housing & Finance Authority, RB
Callable 07/31/2019 @ 100
2.300%, 10/01/2038 (D)	900	900

New Jersey — 0.6%
Atlantic County, Improvement Authority, RB
3.250%, 06/17/2020	610	615
City of Jersey City, Ser A, GO
1.908%, 09/01/2020	505	501
Monmouth County, Improvement Authority, RB
2.500%, 11/14/2019	715	715

Pennsylvania — 0.1%		1,831

Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
1.760%, 12/01/2019	370	369

Utah — 0.1%
Utah State, Board of Regents, Ser 2016-1, CI A, RB
3.016%, VAR ICE LIBOR USD 1 Month+0.750%, 09/25/2056	271	272

Total Municipal Bonds (Cost $4,147) ($ Thousands)		4,149

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 1.0%
Province of Ontario Canada
2.550%, 02/12/2021	$1,200	$1,208
Province of Quebec Canada
2.375%, 01/31/2022	2,000	2,017

Total Sovereign Debt (Cost $3,215) ($ Thousands)		3,225

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
FHLMC MTN
1.500%, 01/17/2020	1,250	1,247
FNMA
2.550%, VAR United States Secured Overnight Financing Rate+0.160%, 01/30/2020	325	325

Total U.S. Government Agency Obligations (Cost $1,569) ($ Thousands)		1,572

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 2.2%
BNP Paribas 2.550%, dated 07/31/19, to be repurchased on 08/01/19, repurchased price $6,900,489 (collateralized by various FNMA, GNMA, ranging in par value $1,063 - $4,706,692, 3.000% - 6.500%, 07/01/2022 – 04/01/2056; with total market value $7,038,001) (E)	$6,900	$6,900

Total Repurchase Agreement (Cost $6,900) ($ Thousands)		6,900

Total Investments in Securities — 99.7% (Cost $307,306) ($ Thousands)		$308,033

A list of the open futures contracts held by the Fund at July 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
U.S. 10-Year Treasury Notes	(15)	Sep-2019	$(1,878)	$(1,911)	$(33)

U.S. 2-Year Treasury Notes	24	Oct-2019	5,134	5,146	12

U.S. 5-Year Treasury Notes	(1)	Oct-2019	(117)	(118)	(1)

U.S. Long Treasury Bond	(1)	Sep-2019	(151)	(156)	(5)

			$2,988	$2,961	$(27)

For the period ended July 31, 2019, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $308,814 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2019, the value of these securities amounted to $125,353 ($ Thousands), representing 40.6% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(E)	Tri-Party Repurchase Agreement.

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

ARM – Adjustable Rate Mortgage

CLO – Collateralized Loan Obligation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

PLC – Public Limited Company

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

USD – U.S. Dollar

VAR – Variable Rate

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$133,054	$–	$133,054
Asset-Backed Securities	–	97,364	–	97,364
Mortgage-Backed Securities	–	52,049	–	52,049
U.S. Treasury Obligations	–	9,720	–	9,720
Municipal Bonds	–	4,149	–	4,149
Sovereign Debt	–	3,225	–	3,225
U.S. Government Agency Obligations	–	1,572	–	1,572
Repurchase Agreement	–	6,900	–	6,900

Total Investments in Securities	$–	$308,033	$–	$308,033

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$12	$–	$–	$12
Unrealized Depreciation	(39)	–	–	(39)

Total Other Financial Instruments	$(27)	$–	$–	$(27)

*	Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For the period ended July 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 69.9%

Agency Mortgage-Backed Obligations — 69.9%
FHLMC
4.955%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.363%, 06/01/2024	$6	$6
4.832%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.200%, 05/01/2024	5	5
4.744%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.255%, 04/01/2029	10	10
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.212%, 06/01/2024	8	8
4.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.125%, 11/01/2020	1	1
4.621%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.173%, 12/01/2023	286	296
4.608%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.142%, 12/01/2023	20	21
4.534%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.255%, 07/01/2024	6	6
4.500%, 09/01/2020 to 12/01/2039	5,000	5,303
3.000%, 11/01/2036 to 12/01/2046	17,233	17,525
FHLMC Multifamily Structured Pass Through Certificates, Ser KF35, Cl A
2.748%, VAR ICE LIBOR USD 1 Month+0.350%, 08/25/2024	6,298	6,284
FHLMC Multifamily Structured Pass Through Certificates, Ser KF60, CI A
2.888%, VAR ICE LIBOR USD 1 Month+0.490%, 02/25/2026	8,671	8,697
FHLMC Multifamily Structured Pass Through Certificates, Ser KF62, CI A
2.878%, VAR LIBOR USD 1 Month+0.480%, 04/25/2026	17,000	17,051
FHLMC Multifamily Structured Pass Through Certificates, Ser KGRP, Cl A
2.778%, VAR ICE LIBOR USD 1 Month+0.380%, 04/25/2020	264	264

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2002-42, CI A5
7.500%, 02/25/2042	$289	$344
FHLMC REMIC, Ser 2003-2571, Cl FY
3.075%, VAR LIBOR USD 1 Month+0.750%, 12/15/2032	4,018	4,087
FHLMC REMIC, Ser 2006-3148, Cl CF
2.725%, VAR LIBOR USD 1 Month+0.400%, 02/15/2034	181	181
FHLMC REMIC, Ser 2006-3174, Cl FA
2.625%, VAR LIBOR USD 1 Month+0.300%, 04/15/2036	2,693	2,680
FHLMC REMIC, Ser 2006-3219, Cl EF
2.725%, VAR LIBOR USD 1 Month+0.400%, 04/15/2032	3,009	3,004
FHLMC REMIC, Ser 2007-3339, Cl HF
2.845%, VAR LIBOR USD 1 Month+0.520%, 07/15/2037	3,258	3,278
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	1,521	1,621
FHLMC REMIC, Ser 2011-3788, Cl FA
2.855%, VAR LIBOR USD 1 Month+0.530%, 01/15/2041	5,131	5,149
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	81	81
FHLMC REMIC, Ser 2011-3930, CI AI, IO
3.500%, 09/15/2026	509	42
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	863	64
FHLMC REMIC, Ser 2012-4030, Cl FD
2.675%, VAR LIBOR USD 1 Month+0.350%, 02/15/2041	9,273	9,292
FHLMC REMIC, Ser 2012-4032, Cl Cl, IO
3.500%, 06/15/2026	1,356	68
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	1,299	59
FHLMC REMIC, Ser 2013-4170, CI QI, IO
3.000%, 05/15/2032	1,244	75
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	1,435	113
FHLMC REMIC, Ser 2013-4178, Cl Bl, IO
3.000%, 03/15/2033	850	94
FHLMC REMIC, Ser 2013-4178, Cl Ml, IO
2.500%, 03/15/2028	668	44
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	561	39
FHLMC REMIC, Ser 2013-4195, CI AI, IO
3.000%, 04/15/2028	1,580	125
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	927	67
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	789	66
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	3,214	3,267

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2014-4314, Cl GA
3.000%, 12/15/2039	$3,283	$3,326
FHLMC REMIC, Ser 2014-4340, Cl Ml, IO
4.500%, 02/15/2027	2,848	266
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	9,893	9,888
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	1,757	189
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	1,293	217
FHLMC REMIC, Ser 2017-4709, CI AB
3.000%, 08/15/2047	1,525	1,555
FHLMC REMIC, Ser 2018-4820, CI, JI, IO
5.000%, 02/15/2048	1,654	346
FHLMC REMIC, Ser 3153, CI FX
2.675%, VAR LIBOR USD 1 Month+0.350%, 05/15/2036	124	124
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	2,668	231
FNMA
7.000%, 06/01/2037	4	5
6.500%, 05/01/2026 to 01/01/2036	145	162
6.000%, 02/01/2023 to 09/01/2024	837	864
5.500%, 12/01/2020 to 06/01/2038	309	342
4.673%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.249%, 08/01/2029	123	128
4.599%, VAR ICE LIBOR USD 6 Month+1.841%, 09/01/2024	171	176
4.580%, 01/01/2021	1,415	1,430
4.545%, 02/01/2020	112	112
4.500%, 08/01/2021 to 08/01/2044	11,597	12,431
4.470%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.086%, 05/01/2028	8	8
4.380%, 04/01/2021 to 08/01/2027	1,809	1,852
4.330%, 04/01/2021 to 07/01/2021	3,684	3,797
4.302%, 07/01/2021	348	361
4.295%, 06/01/2021	3,452	3,568
4.236%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.885%, 12/01/2029	52	53
4.230%, 01/01/2021	4,357	4,437
4.210%, 07/01/2020	644	649
4.066%, 07/01/2020	2,435	2,463
4.050%, 01/01/2021	1,000	1,017
4.040%, 06/01/2021	10,778	11,043
4.000%, 05/01/2026 to 04/01/2042	2,045	2,145
3.990%, 07/01/2021	119	122
3.980%, 07/01/2021 to 08/01/2021	8,828	9,087
3.970%, 06/01/2021	1,862	1,906
3.890%, 10/01/2023	835	888
3.850%, 01/01/2024	554	590

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.840%, 08/01/2021	$6,426	$6,576
3.810%, 11/01/2023	91	97
3.794%, 12/01/2020	4,320	4,389
3.770%, 09/01/2021	100	103
3.750%, 06/01/2022 to 09/01/2023	3,167	3,322
3.730%, 07/01/2022	2,047	2,111
3.700%, 11/01/2020	794	802
3.650%, 11/01/2021 to 08/01/2023	3,398	3,490
3.620%, 09/01/2020	6,586	6,634
3.590%, 10/01/2020	176	177
3.510%, 11/01/2021	1,033	1,058
3.500%, 02/01/2045	2,545	2,633
3.490%, 12/01/2020	6,063	6,103
3.400%, 03/01/2022	3,473	3,572
3.330%, 10/01/2020	1,692	1,703
3.265%, 01/01/2022	742	764
3.250%, 12/01/2021	1,210	1,235
3.230%, 11/01/2020	3,012	3,031
3.150%, 01/01/2027	1,484	1,549
3.070%, 06/01/2027	969	1,008
3.017%, 04/01/2022	253	254
3.000%, 09/01/2027 to 02/01/2031	1,291	1,318
2.960%, 01/01/2027	1,245	1,291
2.940%, 06/01/2022	674	686
2.930%, 05/01/2022	670	684
2.831%, VAR LIBOR USD 1 Month+0.350%, 01/01/2023	1,437	1,432
2.830%, 06/01/2022	172	174
2.740%, 04/01/2022	152	154
2.580%, 08/01/2022	2,164	2,183
2.540%, 03/01/2023	617	623
2.450%, 11/01/2022	400	404
2.410%, 07/01/2021	138	138
2.360%, 04/01/2022	4,600	4,618
2.220%, 10/01/2022	2,137	2,134
2.150%, 05/01/2022	4,550	4,543
2.110%, 01/01/2020	3,640	3,634
2.050%, 11/01/2023	1,257	1,253
1.750%, 06/01/2020	7,050	7,022
FNMA Interest, Ser 2009-397, CI 6
2.000%, 09/25/2039	2,106	2,044
FNMA REMIC, Ser 1992-61, CI FA
2.916%, VAR LIBOR USD 1 Month+0.650%, 10/25/2022	15	15
FNMA REMIC, Ser 1993-32, CI H
6.000%, 03/25/2023	7	7
FNMA REMIC, Ser 1993-5, CI Z
6.500%, 02/25/2023	4	4
FNMA REMIC, Ser 1994-77, Cl FB
3.766%, VAR LIBOR USD 1 Month+1.500%, 04/25/2024	2	2

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2002-53, Cl FK
2.666%, VAR LIBOR USD 1 Month+0.400%, 04/25/2032	$45	$45
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	20	20
FNMA REMIC, Ser 2006-76, Cl QF
2.666%, VAR LIBOR USD 1 Month+0.400%, 08/25/2036	412	412
FNMA REMIC, Ser 2006-79, Cl DF
2.616%, VAR LIBOR USD 1 Month+0.350%, 08/25/2036	340	340
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	442	488
FNMA REMIC, Ser 2007-64, Cl FB
2.636%, VAR LIBOR USD 1 Month+0.370%, 07/25/2037	2,274	2,277
FNMA REMIC, Ser 2008-16, Cl FA
2.966%, VAR LIBOR USD 1 Month+0.700%, 03/25/2038	1,706	1,729
FNMA REMIC, Ser 2009-110, Cl FD
3.016%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	5,976	6,068
FNMA REMIC, Ser 2009-112, Cl FM
3.016%, VAR LIBOR USD 1 Month+0.750%, 01/25/2040	3,678	3,736
FNMA REMIC, Ser 2009-82, Cl FC
3.186%, VAR LIBOR USD 1 Month+0.920%, 10/25/2039	4,881	4,987
FNMA REMIC, Ser 2009-82, Cl FD
3.116%, VAR LIBOR USD 1 Month+0.850%, 10/25/2039	4,755	4,843
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	1,517	1,609
FNMA REMIC, Ser 2010-56, Cl AF
2.954%, VAR LIBOR USD 1 Month+0.550%, 06/25/2040	4,207	4,234
FNMA REMIC, Ser 2012-111, Cl Nl, IO
3.500%, 10/25/2027	1,569	142
FNMA REMIC, Ser 2012-4083, Cl Dl, IO
4.000%, 07/15/2027	466	41
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	5,204	424
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.469%, 05/25/2042 (A)	324	31
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	970	84
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	2,204	133
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	858	63
FNMA REMIC, Ser 2012-97, CI JI, IO
3.000%, 07/25/2027	2,459	163

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	$2,707	$465
FNMA REMIC, Ser 2013-121, Cl FA
2.666%, VAR LIBOR USD 1 Month+0.400%, 12/25/2043	27,426	27,424
FNMA REMIC, Ser 2013-130, Cl FQ
2.466%, VAR LIBOR USD 1 Month+0.200%, 06/25/2041	5,163	5,136
FNMA REMIC, Ser 2013-41, CI A
1.750%, 05/25/2040	7,344	7,186
FNMA REMIC, Ser2014-50, CI SC, IO
1.928%, 08/25/2044 (A)	3,568	197
FNMA REMIC, Ser 2015-21, CI WI, IO
1.824%, 04/25/2055 (A)	2,225	127
FNMA REMIC, Ser 2015-42, CI AI, IO
1.849%, 06/25/2055 (A)	2,725	142
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	2,270	2,321
FNMA REMIC, Ser 2015-68, CI JI, IO
3.500%, 08/25/2030	501	46
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	1,026	129
FNMA REMIC, Ser 2016-3, CI JI, IO
3.500%, 02/25/2031	1,085	81
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	962	190
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	6,083	6,228
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	1,939	451
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	5,852	6,147
FNMA REMIC, Ser 2018-38, Cl PC
3.500%, 03/25/2045	6,044	6,141
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	6,251	6,376
FNMA REMIC, Ser 2018-70, Cl HA
3.500%, 10/25/2056	4,503	4,691
FNMA REMIC, Ser 2019-28, Cl JA
3.500%, 06/25/2059	5,591	5,843
FNMA TBA
6.000%, 08/01/2033	2,200	2,419
4.500%, 08/25/2028 to 08/01/2033	26,935	27,187
3.500%, 08/01/2040	2,650	2,714
2.500%, 09/15/2027	12,450	12,519
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	1,528	127
FNMA, Ser 2017-M13, Cl FA
2.842%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	1,938	1,931

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2017-M5, Cl FA
2.932%, VAR ICE LIBOR USD 1 Month+0.490%, 04/25/2024	$1,229	$1,231
FNMA, Ser 2018- M12, CI FA
2.782%, VAR ICE LIBOR USD 1 Month+0.400%, 08/25/2025	1,990	1,983
FNMA, Ser 2018-M5, CI A2
3.560%, 09/25/2021 (A)	6,641	6,747
FREMF Multifamily Aggregation Risk Transfer Trust, Ser2017-KT01, CI A
2.589%, VAR ICE LIBOR USD 1 Month+0.320%, 02/25/2020	19,590	19,590
GNMA
6.500%, 08/15/2037 to 02/20/2039	254	284
6.000%, 09/15/2019 to 06/15/2041	5,091	5,801
5.500%, 10/15/2034 to 02/15/2041	1,994	2,212
5.000%, 09/15/2039 to 04/15/2041	1,266	1,400
4.000%, 07/15/2041 to 08/15/2041	128	136
GNMA TBA
6.000%, 08/01/2033	1,600	1,754
GNMA, Ser 2010-26, CI JI, IO
5.000%, 02/16/2040	3,155	681
GNMA, Ser 2010-57, Cl Tl, IO
5.000%, 05/20/2040	1,267	280
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	2,515	2,566
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	912	923
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	3,969	651
GNMA, Ser 2012-27, IO
4.500%, 02/25/2042	4,855	584
GNMA, Ser 2012-51, Cl Gl, IO
3.500%, 07/20/2040	1,012	88
GNMA, Ser 2012-51, Cl AB
1.500%, 07/20/2040	2,038	2,023
GNMA, Ser 2012-84, CI TE
1.500%, 03/20/2042	3,616	3,521
GNMA, Ser 2013-129, CI AF
2.672%, VAR LIBOR USD 1 Month+0.400%, 10/20/2039	7,324	7,327
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	683	100
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	769	157
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	1,108	99
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	319	64
GNMA, Ser 2014-46, Cl IO, IO
5.000%, 03/16/2044	1,359	248

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	$3,359	$3,397
GNMA, Ser 2015-126, Cl Gl, IO
3.500%, 02/16/2027	472	39
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	323	29
GNMA, Ser 2015-132, Cl El, IO
6.000%, 09/20/2045	2,471	584
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	2,336	318
GNMA, Ser 2015-17, CI BI, IO
3.500%, 05/20/2043	305	49
GNMA, Ser 2015-185, Cl Gl, IO
3.500%, 02/20/2041	1,523	146
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	6,527	6,457
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	1,323	293
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	481	469
GNMA, Ser 2016-126, Cl Kl, IO
3.000%, 09/20/2028	1,099	86
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	2,700	592
GNMA, Ser 2016-23, Cl Cl, IO
3.500%, 04/20/2042	2,675	282
GNMA, Ser 2016-42, Cl El, IO
6.000%, 02/20/2046	2,037	429
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	3,265	590
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	4,719	430
GNMA, Ser 2017- 107, CIJI, IO
4.000%, 03/20/2047	2,668	420
GNMA, Ser 2017-134, Cl Bl, IO
5.000%, 09/16/2047	571	120
GNMA, Ser 2017-2, CI AI, IO
5.000%, 01/16/2047	752	170
GNMA, Ser 2017-26, Cl Kl, IO
6.000%, 09/20/2040	2,524	574
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	2,318	489
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	1,407	286
GNMA, Ser 2017-99, Cl IO, IO
4.000%, 07/20/2047	4,094	666
GNMA, Ser 2018-38, Cl AB
3.500%, 01/20/2048	6,807	7,096

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

Short-Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2019-5, CI JI, IO
5.000%, 07/16/2044	$3,066	$569

Total Mortgage-Backed Securities (Cost $491,041) ($ Thousands)		493,186

U.S. TREASURY OBLIGATIONS — 15.6%
U.S. Treasury Inflation Protected Securities
0.875%, 01/15/2029	7,404	7,804
U.S. Treasury Notes
2.250%, 04/15/2022	62,525	63,153
2.000%, 10/31/2021	9,600	9,623
1.625%, 07/31/2020 (B)	30,005	29,874

Total U.S. Treasury Obligations (Cost $110,480) ($ Thousands)		110,454

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.5%
FHLMC
1.375%, 05/01/2020	48,663	48,404

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
1.500%, 07/30/2020	$32,700	$32,524

Total U.S. Government Agency Obligations (Cost $81,293) ($ Thousands)		80,928

REPURCHASE AGREEMENTS — 11.0%
BNP Paribas 2.55%, dated 07/31/19 to be repurchased on 08/01/19, repurchased price $41,002,904 (collateralized by various GNMA, FNMA, FMAC, FCSB, and U.S. Treasury obligations, ranging in par value $100 - $10,953,300, 3.000% - 6.500%, 10/15/2021 - 06/01/2049; with total market value $41,820,087) (C)	41,000	41,000
Deutsche Bank 2.55%, dated 07/31/19 to be repurchased on 08/01/19, repurchased price $36,802,617 (collateralized by U.S. Treasury obligation, par value $37,609,400, 2.560%, 07/31/2021; with total market value $37,536,062) (C)	36,800	36,800

Total Repurchase Agreements (Cost $77,800) ($ Thousands)		77,800

Total Investments in Securities — 108.0% (Cost $760,614) ($ Thousands)		$762,368

A list of the open futures contracts held by the Fund at July 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Note	(775)	Sep-2019	$(97,620)	$(98,752)	$(1,132)

U.S. 2-Year Treasury Note	1,155	Oct-2019	247,150	247,639	489

U.S. 5-Year Treasury Note	919	Oct-2019	107,295	108,033	738

U.S. Long Treasury Bond	22	Sep-2019	3,332	3,423	91

			$260,157	$260,343	$186

For the year ended July 31, 2019 the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $705,810 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl – Class

FCSB – Federal Farm Credit Banks

FHLMC – Federal Home Loan Mortgage Corporation

FMAC – Freddie Mac

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

IO – Interest Only - face amount represents notional amount

LIBOR – London Interbank Offered Rate

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

USD – U.S. Dollar

VAR – Variable Rate

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$493,186	$–	$493,186
U.S. Treasury Obligations	–	110,454	–	110,454
U.S. Government Agency Obligations	–	80,928	–	80,928
Repurchase Agreements	–	77,800	–	77,800

Total Investments in Securities	$–	$762,368	$–	$762,368

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,318	$–	$–	$1,318
Unrealized Depreciation	(1,132)	–	–	(1,132)

Total Other Financial Instruments	$186	$–	$–	$186

* Futures Contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended July 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 95.3%

Agency Mortgage-Backed Obligations — 95.3%
FHLMC
3.650%, 04/01/2030	$317	$343
FHLMC REMIC, Ser 2011-3930, CI AI, IO
3.500%, 09/15/2026	70	6
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	121	9
FHLMC REMIC, Ser 2012-4032, Cl Cl, IO
3.500%, 06/15/2026	185	9
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	174	8
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	603	57
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	176	14
FHLMC REMIC, Ser 2013-4178, Cl Ml, IO
2.500%, 03/15/2028	92	6
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	82	6
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	114	8
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	177	19
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	243	50
FHLMC REMIC, Ser 2018-4820, CI JI, IO
5.000%, 02/15/2048	149	31
FNMA
8.000%, 07/01/2025 to 09/01/2028	23	24
7.000%, 08/01/2029 to 09/01/2032	46	48
6.500%, 09/01/2032	50	56
3.660%, 07/01/2030	125	136
3.590%, 09/01/2030	210	227
3.460%, 09/01/2037	425	460
3.260%, 06/01/2027	183	193
3.230%, 02/01/2027	144	152
2.970%, 06/01/2027	193	199
FNMA REMIC, Ser 1990-91, CI G
7.000%, 08/25/2020	1	1
FNMA REMIC, Ser 1992-105, CI B
7.000%, 06/25/2022	4	4
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	119	10
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	121	9

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	$265	$45
FNMA REMIC, Ser 2015-21, CI WI, IO
1.824%, 04/25/2055 (A)	278	16
FNMA REMIC, Ser 2016-3, CI JI, IO
3.500%, 02/25/2031	139	10
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	120	24
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	596	626
FNMA REMIC, Ser 2018-45, CI AB
3.000%, 06/25/2048	222	225
FNMA TBA
4.500%, 09/01/2033	1,070	1,122
3.000%, 08/01/2042	380	383
FNMA, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	214	18
GNMA
9.500%, 09/15/2020 to 10/15/2020	2	2
9.000%, 10/15/2019 to 05/15/2022	11	11
8.000%, 01/15/2022 to 03/15/2032	130	141
7.750%, 10/15/2026	18	19
7.500%, 02/15/2027 to 10/15/2035	132	149
7.250%, 01/15/2028	16	16
7.000%, 11/15/2031 to 11/15/2033	1,122	1,270
6.750%, 11/15/2027	7	8
6.500%, 10/15/2023 to 10/15/2038	361	419
6.000%, 12/15/2027 to 12/15/2040	846	949
5.500%, 01/15/2033 to 02/15/2041	1,522	1,685
5.000%, 06/15/2033 to 02/20/2049	3,261	3,558
4.500%, 08/15/2033 to 01/20/2046	3,026	3,216
4.000%, 03/20/2040 to 05/20/2049	7,005	7,398
4.000%, 01/15/2041 (B)	717	762
3.875%, 05/15/2042	988	1,035
3.500%, 03/20/2041 to 06/20/2049	12,803	13,272
3.000%, 10/15/2042 to 05/20/2046	5,436	5,567
2.500%, 07/20/2045 to 12/20/2046	1,744	1,744
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/2032	185	185
GNMA TBA
5.000%, 08/20/2038 to 08/15/2041	4,646	4,783
5.000%, 08/01/2033	590	618
4.500%, 08/01/2023 to 08/15/2039	280	271
4.000%, 09/01/2039 to 09/01/2039	990	1,028
3.000%, 08/15/2042 to 09/01/2042	2,251	2,299
GNMA, Ser 2010-26, CI JI, IO
5.000%, 02/16/2040	384	83
GNMA, Ser 2010-57, Cl Tl, IO
5.000%, 05/20/2040	333	74
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	205	213

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	$198	$197
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	517	85
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	634	618
GNMA, Ser 2012-51, Cl Gl, IO
3.500%, 07/20/2040	139	12
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	243	20
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	612	626
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	224	222
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	82	12
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	107	22
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	163	167
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	15	16
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	769	70
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	259
GNMA, Ser 2014-144, Cl Bl, IO
3.000%, 09/16/2029	245	21
GNMA, Ser 2014-21, Cl Dl, IO
4.000%, 04/16/2026	1,207	106
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	634	86
GNMA, Ser 2015-168, Cl Ml, IO
5.500%, 10/20/2037	655	126
GNMA, Ser 2015-17, CIBI, IO
3.500%, 05/20/2043	672	107
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	619	60
GNMA, Ser 2015-185, CI GI, IO
3.500%, 02/20/2041	210	20
GNMA, Ser 2015-24, Cl Cl, IO
3.500%, 02/20/2045	328	51
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	203	45
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	50	49
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	483	79
GNMA, Ser 2016-126, Cl Kl, IO
3.000%, 09/20/2028	171	13
GNMA, Ser 2016-136, CI A
3.000%, 07/20/2044	760	783

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-161, Cl Gl, IO
5.000%, 11/16/2046	$300	$55
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	539	118
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	610	604
GNMA, Ser 2016-23, Cl Cl, IO
3.500%, 04/20/2042	357	38
GNMA, Ser 2016-42, Cl El, IO
6.000%, 02/20/2046	275	58
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	752	69
GNMA, Ser 2017-107, CI JI, IO
4.000%, 03/20/2047	374	59
GNMA, Ser 2017-134, Cl Bl, IO
5.000%, 09/16/2047	257	54
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	103	96
GNMA, Ser 2017-2, CIAI, IO
5.000%, 01/16/2047	94	21
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	320	68
GNMA, Ser 2017-78, Cl AZ
3.000%, 05/20/2047	3	3
GNMA, Ser 2017-99, Cl I0, IO
4.000%, 07/20/2047	533	87
GNMA, Ser 2018-13, Cl DB
3.000%, 01/20/2048	484	495
GNMA, Ser 2018-77, CI JY
3.5000%, 06/20/2048	246	255

Total Mortgage-Backed Securities (Cost $60,095) ($ Thousands)		61,281

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Inflation Protected Securities
0.875%, 01/15/2029	330	347

Total U.S. Treasury Obligation (Cost $348) ($ Thousands)		347

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2019

GNMA Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 19.0%
Deutsche Bank
2.560%, dated 07/31/19, to be repurchased on 08/01/19, repurchased price $12,200,868 (collateralized by U.S. Treasury obligation, par value $12,340,900, 2.000%, 10/31/2021; with total market value $12,444,070) (C)	$12,200	$12,200

Total Repurchase Agreement (Cost $12,200) ($ Thousands)		12,200

Total Investments in Securities — 114.8% (Cost $72,643) ($ Thousands)		$73,828

A list of the open futures contracts held by the Fund at July 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Note	(25)	Sep-2019	$(3,187)	$(3,186)	$1

U.S. 2-Year Treasury Note	2	Oct-2019	430	429	(1)

U.S. 5-Year Treasury Note	29	Oct-2019	3,384	3,409	25

U.S. Long Treasury Bond	(1)	Sep-2019	(153)	(156)	(3)

Ultra 10-Year U.S. Treasury Note	(3)	Sep-2019	(414)	(414)	–

			$60	$82	$22

For the year ended July 31, 2019, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $64,298 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on change in current interest rates and prepayments on the underlying pool of assets.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

IO – Interest Only - face amount represents notional amount

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

TBA – To Be Announced

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$–	$61,281	$–	$61,281
U.S. Treasury Obligation	–	347	–	347
Repurchase Agreement	–	12,200	–	12,200

Total Investments in Securities	$–	$73,828	$–	$73,828

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$26	$–	$–	$26
Unrealized Depreciation	(4)	–	–	(4)

Total Other Financial Instruments	$22	$–	$–	$22

*	Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For the year ended July 31, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

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STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

July 31, 2019

Government Fund
Assets:
Investments, at value†	$3,753,719
Repurchase agreements†	3,106,000
Cash	—
Interest receivable	3,289
Receivable for investment securities sold	—
Receivable for fund shares sold	—
Tax reclaim receivable	—
Receivable for variation margin	—
Prepaid expenses	141
Total Assets	6,863,149
Liabilities:
Cash overdraft	147,491
Payable for investment securities purchased	27,019
Income distribution payable	5,983
Administration fees payable	612
Investment advisory fees payable	404
Chief Compliance Officer fees payable	13
Trustees’ fees payable	4
Shareholder servicing fees payable	—
Payable for fund shares redeemed	—
Payable for variation margin	—
Accrued expense payable	272
Total Liabilities	181,798
Net Assets	$6,681,351
† Cost of investments and repurchase agreements	$6,859,719
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$6,681,202
Total Distributable Earnings/(loss)	149
Net Assets	$6,681,351
Net Asset Value, Offering and Redemption Price Per Share — Class F	$1.00
($6,660,955,410 ÷ 6,660,901,798 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class CAA	$1.00
($20,395,182 ÷ 20,388,438 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A

Amounts designated as “–” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Government II Fund		Treasury II Fund		Ultra Short Duration Bond Fund		Short-Duration Government Fund		GNMA Fund

$ 2,130,553		$ 500,594		$301,133		$684,568		$ 61,628
—		—		6,900		77,800		12,200
5,469		4,136		483		92		789
550		108		952		1,820		202
—		—		—		92,718		5,194
—		—		351		516		50
—		—		8		—		—
—		—		—		21		—
32		9		3		12		1
2,136,604		504,847		309,830		857,547		80,064

—		—		—		—		—
4,153		—		577		150,027		15,679
2,594		541		107		272		15
227		55		41		120		11
77		20		26		55		5
3		1		—		1		—
1		1		—		1		—
—		—		17		65		13
—		—		226		833		22
—		—		6		326		6
62		20		16		37		15
7,117		638		1,016		151,737		15,766
$2,129,487		$504,209		$308,814		$705,810		$64,298
$2,130,553		$500,594		$307,306		$760,614		$72,643

$2,129,468		$504,172		$314,409		$721,630		$66,088
19		37		(5,595)		(15,820)		(1,790)
$2,129,487		$504,209		$308,814		$705,810		$64,298

$1.00		$1.00		$9.35		$10.32		$10.41
($2,129,487,187 2,129,567,695 shares	÷ )	($504,209,099 504,320,606 shares	÷ )	($258,066,976 27,615,393 shares	÷ )	($656,788,893 63,670,471 shares	÷ )	($62,929,634 6,044,691 shares	÷ )
N/A		N/A		N/A		N/A		N/A

N/A		N/A		$9.35		$10.31		$10.41
				($50,746,681 ÷ 5,427,386 shares)		($49,021,602 ÷ 4,752,851 shares)		($1,368,818 ÷ 131,478 shares)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	37

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended July 31, 2019

	Government Fund	Government II Fund
Investment Income:
Interest income	$96,175	$23,742
Total investment income	96,175	23,742
Expenses:
Administration fees	4,606	1,441
Shareholder servicing fees — Class F Shares	10,094	2,457
Shareholder servicing fees — Class CAA Shares	26	—
Investment advisory fees	2,827	689
Trustees’ fees	84	19
Chief Compliance Officer fees	24	6
Printing fees	253	64
Custodian/Wire agent fees	140	33
Registration fees	120	16
Pricing fees	30	6
Other expenses	253	59
Total expenses	18,457	4,790
Less, waiver of:
Investment advisory fees	—	(246)
Administration fees	(267)	(116)
Shareholder servicing fees	(10,120)	(2,457)
Net expenses	8,070	1,971
Net Investment Income	88,105	21,771
Net Realized Gain (Loss) on/from:
Investments	141	30
Futures contracts	—	—
Net change in unrealized appreciation(depreciation) on/from:
Investments	—	—
Futures contracts	—	—
Net Increase in Net Assets Resulting from Operations	$88,246	$21,801

Amounts designated as “–“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund

$ 6,188	$ 4,561	$ 8,229	$ 985
6,188	4,561	8,229	985

389	305	691	64
648	319	803	79
—	—	—	—
181	152	316	29
5	3	7	1
2	1	2	—
16	10	22	2
9	5	12	1
5	3	6	1
2	22	48	—
17	9	22	7
1,274	829	1,929	184

(65)	—	—	—
(42)	(50)	—	—
(648)	(217)	(305)	—
519	562	1,624	184
5,669	3,999	6,605	801

26	64	1,181	448
—	(45)	(1,772)	(169)

—	1,324	5,756	1,143
—	(2)	1,330	44
$ 5,695	$ 5,340	$ 13,100	$ 2,267

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	39

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2019 (Unaudited) and the year ended January 31, 2019

	Government Fund
	2/1/19 - 7/31/19	2019
Operations:
Net investment Income	$88,105	$130,308
Net realized qain (loss) on investments	141	53
Net increase in net assets resulting from operations	88,246	130,361
Distributions:
Net investment income
Class F	(87,870)	(129,893)
Class CAA	(229)	(416)
Total distributions	(88,099)	(130,309)
Capital Share Transactions (All at $1.00 per share)
Class F:
Proceeds from shares issued	24,757,181	56,197,301
Reinvestment of dividends & distributions	51,287	69,715
Cost of shares redeemed	(28,216,397)	(53,476,095)
Net increase (decrease) from Class F Transactions	(3,407,929)	2,790,921
Class CAA:
Proceeds from shares issued	10,786	44,873
Reinvestment of dividends & distributions	229	416
Cost of shares redeemed	(12,233)	(55,202)
Net decrease from Class CAA Transactions	(1,218)	(9,913)
Net increase (decrease) in net assets from capital shares transactions	(3,409,147)	2,781,008
Net increase (decrease) in net assets	(3,409,000)	2,781,060
Net Assets:
Beginning of period	10,090,351	7,309,291
End of period	$6,681,351	$10,090,351

Amounts designated as “–” are $0 or have been rounded to $0.

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Government II Fund		Treasury II Fund
2/1/19 - 7/31/19	2019	2/1/19 - 7/31/19	2019

$21,771	$31,348	$5,669	$9,598
30	(29)	26	(3)
21,801	31,319	5,695	9,595

(21,776)	(31,343)	(5,670)	(9,596)
N/A	N/A	N/A	N/A
(21,776)	(31,343)	(5,670)	(9,596)

2,913,727	6,060,650	746,669	1,643,367
5,951	9,854	2,268	4,071
(2,599,055)	(6,439,402)	(839,668)	(1,606,234)
320,623	(368,898)	(90,731)	41,204

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
320,623	(368,898)	(90,731)	41,204
320,648	(368,922)	(90,706)	41,203

1,808,839	2,177,761	594,915	553,712
$2,129,487	$1,808,839	$504,209	$594,915

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	41

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2019 (Unaudited) and the year ended January 31, 2019

	Ultra Short Duration Bond Fund
	2/1/19 - 7/31/19	2019
Operations:
Net investment income	$3,999	$6,579
Net realized gain (loss) on investments, futures contracts, and options contracts	19	(204)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,322	(169)
Net increase in net assets resulting from operations	5,340	6,206
Distributions:
Net investment income
Class F	(3,381)	(5,697)
Class Y	(677)	(1,106)
Total distributions	(4,058)	(6,803)
Capital share transactions:
Class F:
Proceeds from shares issued	46,227	104,875
Reinvestment of dividends & distributions	2,723	4,651
Cost of shares redeemed	(48,330)	(114,672)
Net increase (decrease) from Class F transactions	620	(5,146)
Class Y:
Proceeds from shares issued	2,578	7,750
Reinvestment of dividends & distributions	667	1,091
Cost of shares redeemed	(2,276)	(7,314)
Net increase (decrease) from Class Y transactions	969	1,527
Net Increase (Decrease) in net assets from capital share transactions	1,589	(3,619)
Net increase (decrease) in net assets	2,871	(4,216)
Net Assets:
Beginning of period	305,943	310,159
End of period	$308,814	$305,943
Capital Share Transactions:
Class F
Shares issued	4,954	11,275
Reinvestment of distributions	292	500
Shares redeemed	(5,179)	(12,327)
Net increase (decrease) in shares outstanding from Class F Share transactions	67	(552)
Class Y
Shares issued	276	833
Reinvestment of distributions	71	117
Shares redeemed	(244)	(786)
Net increase (decrease) in shares outstanding from Class Y Share transactions	103	164
Total increase (decrease) in shares outstanding from share transactions	170	(388)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Short-Duration Government Fund		GNMA Fund
2/1/19 - 7/31/19	2019	2/1/19 - 7/31/19	2019

$6,605	$12,426	$801	$1,646
(591)	(3,701)	279	(469)
7,086	1,743	1,187	269
13,100	10,468	2,267	1,446

(6,446)	(12,830)	(895)	(1,924)
(528)	(1,009)	(20)	(3)
(6,974)	(13,839)	(915)	(1,927)

92,904	178,593	9,002	21,857
4,861	9,611	792	1,654
(88,997)	(239,485)	(13,600)	(33,197)
8,768	(51,281)	(3,806)	(9,686)

2,942	12,419	1,004	1,260
514	996	19	3
(4,819)	(14,730)	(1,006)	(19)
(1,363)	(1,315)	17	1,244
7,405	(52,596)	(3,789)	(8,442)
13,531	(55,967)	(2,437)	(8,923)

692,279	748,246	66,735	75,658
$705,810	$692,279	$64,298	$66,735

9,037	17,489	878	2,156
472	941	77	164
(8,661)	(23,443)	(1,322)	(3,287)
848	(5,013)	(367)	(967)

286	1,217	98	124
50	98	2	—
(469)	(1,443)	(98)	(2)
(133)	(128)	2	122
715	(5,141)	(365)	(845)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	43

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2019 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

Net Asset Value, Beginning of Period		Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Class F
2019@	$1.00	$0.01	$–	$0.01	$(0.01)	$(0.01)	$1.00	1.09%	$6,660,956	0.20%	0.46%	2.18%
2019	1.00	0.02	–	0.02	(0.02)	(0.02)	1.00	1.70	10,068,739	0.20	0.46	1.72
2018	1.00	0.01	–	0.01	(0.01)	(0.01)	1.00	0.74	7,277,766	0.20	0.45	0.74
2017	1.00	–	–	–	–(2)	–(2)	1.00	0.19	7,875,681	0.20	0.56	0.21
2016	1.00	–	–	–	–(2)	–(2)	1.00	0.03	1,909,582	0.12	0.58	0.03
2015	1.00	–	–	–	–(2)	–(2)	1.00	0.02	1,788,290	0.07	0.58	0.02
Class CAA
2019@	$1.00	$0.01	$–	$0.01	$(0.01)	$(0.01)	$1.00	1.09%	$20,395	0.20%	0.46%	2.18%
2019	1.00	0.02	–	0.02	(0.02)	(0.02)	1.00	1.70	21,612	0.20	0.46	1.65
2018	1.00	0.01	–	0.01	(0.01)	(0.01)	1.00	0.74	31,525	0.20	0.45	0.74
2017	1.00	–	–	–	–(2)	–(2)	1.00	0.19	26,885	0.20	0.32	0.18
2016(3)	1.00	–	–	–	–(2)	–(2)	1.00	0.01	36,003	0.18	0.58	0.06
Government II Fund
Class F
2019@	$1.00	$0.01	$–	$0.01	$(0.01)	$(0.01)	$1.00	1.10%	$2,129,487	0.20%	0.49%	2.21%
2019	1.00	0.02	–	0.02	(0.02)	(0.02)	1.00	1.76	1,808,839	0.20	0.49	1.73
2018	1.00	0.01	–	0.01	(0.01)	(0.01)	1.00	0.76	2,177,761	0.20	0.49	0.76
2017	1.00	–	–	–	–(2)	–(2)	1.00	0.19	2,051,398	0.20	0.53	0.19
2016	1.00	–	–	–	–(2)	–(2)	1.00	0.02	1,228,378	0.11	0.53	0.02
2015	1.00	–	–	–	–(2)	–(2)	1.00	0.01	1,152,698	0.08	0.53	0.01
Treasury II Fund
Class F
2019@	$1.00	$0.01	$–	$0.01	$(0.01)	$(0.01)	$1.00	1.09%	$504,209	0.20%	0.49%	2.19%
2019	1.00	0.02	–	0.02	(0.02)	(0.02)	1.00	1.75	594,915	0.20	0.49	1.73
2018	1.00	0.01	–	0.01	(0.01)	(0.01)	1.00	0.74	553,712	0.20	0.50	0.75
2017	1.00	–	–	–	–(2)	–(2)	1.00	0.15	523,306	0.20	0.58	0.14
2016	1.00	–	–	–	–(2)	–(2)	1.00	0.01	694,987	0.08	0.58	0.02
2015	1.00	–	–	–	–(2)	–(2)	1.00	0.01	491,209	0.04	0.58	0.01

*	Per share calculations were performed using average shares.

@	For the six month period ended July 31, 2019. All ratios for the period have been annualized.

†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.

(2)	Amount represents less than $0.01 per share.

(3)	Commenced operations on November 20, 2015. All ratios for the period have been annualized.

Amounts designated as “–’’ are zero or have been rounded to zero

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2019 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

Net Asset Value, Beginning of Period		Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2019@	$9.31	$0.12	$0.04	$0.16	$(0.12)	$–	$(0.12)	$9.35	1.76%	$258,067	0.38%	0.58%	2.61%	34%
2019	9.32	0.20	–	0.20	(0.21)	–	(0.21)	9.31	2.13	256,372	0.38	0.59	2.15	71
2018	9.31	0.13	0.02	0.15	(0.14)	–	(0.14)	9.32	1.58	262,023	0.38	0.59	1.38	59
2017	9.29	0.09	0.03	0.12	(0.10)	–	(0.10)	9.31	1.33	264,997	0.38	0.68	0.99	89
2016	9.33	0.07	(0.03)	0.04	(0.08)	–	(0.08)	9.29	0.45	197,737	0.38	0.69	0.71	115
2015	9.35	0.06	–	0.06	(0.08)	–	(0.08)	9.33	0.60	255,614	0.38	0.72	0.61	106
Class Y
2019@	$9.31	$0.12	$0.05	$0.17	$(0.13)	$–	$(0.13)	$9.35	1.80%	$50,747	0.30%	0.33%	2.69%	34%
2019	9.33	0.21	(0.02)	0.19	(0.21)	–	(0.21)	9.31	2.11	49,571	0.30	0.34	2.23	71
2018	9.32	0.14	0.01	0.15	(0.14)	–	(0.14)	9.33	1.67	48,136	0.30	0.34	1.46	59
2017	9.29	0.10	0.04	0.14	(0.11)	–	(0.11)	9.32	1.52	45,048	0.30	0.43	1.06	89
2016(1)	9.31	0.02	–	0.02	(0.04)	–	(0.04)	9.29	0.19	37,050	0.30	0.44	0.60	115
Short-Duration Government Fund
Class F
2019@	$10.22	$0.10	$0.10	$0.20	$(0.10)	$–	$(0.10)	$10.32	1.99%	$656,789	0.48%	0.58%	1.90%	73%
2019	10.27	0.18	(0.03)	0.15	(0.20)	–	(0.20)	10.22	1.48	642,331	0.48	0.58	1.75	86
2018	10.43	0.15	(0.14)	0.01	(0.17)	–	(0.17)	10.27	0.13	696,751	0.48	0.59	1.42	169
2017	10.49	0.10	(0.04)	0.06	(0.12)	–	(0.12)	10.43	0.54	796,540	0.48	0.67	0.91	539
2016	10.55	0.07	(0.05)	0.02	(0.08)	–	(0.08)	10.49	0.22	799,269	0.48	0.69	0.64	245
2015	10.52	0.09	0.04	0.13	(0.10)	–	(0.10)	10.55	1.20	661,101	0.48	0.73	0.85	151
Class Y
2019@	$10.22	$0.10	$0.10	$0.20	$(0.11)	$–	$(0.11)	$10.31	1.96%	$49,021	0.33%	0.33%	2.05%	73%
2019	10.27	0.19	(0.03)	0.16	(0.21)	–	(0.21)	10.22	1.63	49,948	0.33	0.33	1.91	86
2018	10.43	0.16	(0.13)	0.03	(0.19)	–	(0.19)	10.27	0.27	51,495	0.34	0.34	1.56	169
2017	10.49	0.11	(0.04)	0.07	(0.13)	–	(0.13)	10.43	0.64	48,808	0.38	0.43	1.02	539
2016	10.55	0.08	(0.05)	0.03	(0.09)	–	(0.09)	10.49	0.32	50,825	0.38	0.44	0.74	245
2015(2)	10.50	0.01	0.05	0.06	(0.01)	–	(0.01)	10.55	0.54	55,017	0.38	0.46	0.97	151
GNMA Fund
Class F
2019@	$10.20	$0.13	$0.23	$0.36	$(0.15)	$–	$(0.15)	$10.41	3.51%	$62,929	0.58%	0.58%	2.49%	84%
2019	10.24	0.25	–	0.25	(0.29)	–	(0.29)	10.20	2.54	65,412	0.58	0.58	2.48	134
2018	10.47	0.24	(0.18)	0.06	(0.29)	–	(0.29)	10.24	0.58	75,582	0.60	0.60	2.32	204
2017	10.82	0.16	(0.16)	0.00	(0.21)	(0.14)	(0.35)	10.47	0.04	116,057	0.63	0.67	1.48	718
2016	10.93	0.15	0.02	0.17	(0.19)	(0.09)	(0.28)	10.82	1.65	122,040	0.63	0.69	1.36	718
2015	10.50	0.11	0.49	0.60	(0.17)	–	(0.17)	10.93	5.79	117,904	0.63	0.69	1.07	758
Class Y
2019@	$10.20	$0.14	$0.22	$0.36	$(0.15)	$–	$(0.15)	$10.41	3.58%	$1,369	0.33%	0.33%	2.74%	84%
2019	10.23	0.29	–	0.29	(0.32)	–	(0.32)	10.20	2.88	1,323	0.32	0.32	2.84	134
2018	10.46	0.27	(0.18)	0.09	(0.32)	–	(0.32)	10.23	0.82	76	0.36	0.36	2.56	204
2017	10.81	0.18	(0.15)	0.03	(0.24)	(0.14)	(0.38)	10.46	0.25	47	0.42	0.43	1.69	718
2016(3)	10.76	0.02	0.11	0.13	(0.06)	(0.02)	(0.08)	10.81	1.26	69	0.43	0.45	0.80	718

*	Per share calculations were performed using average shares.

†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six month period ended July 31, 2019. All ratios for the period have been annualized.

(1)	Commenced operations on August 25, 2015. All ratios for the period have been annualized.

(2)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

(3)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	45

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2019

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with six operational Funds: the Government, Government II, and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Class F shares of the Funds; and Class CAA shares of the Government Fund and Class Y shares of the Fixed Income Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

The Treasury Fund liquidated all assets on June 27, 2019.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Money Market Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2019, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended July 31, 2019, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2019, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the period ended July 31, 2019. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2019

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2019, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security.

The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2019.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2019.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2019

on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2019, the Funds did not own any restricted securities except for those designated as 144A on the schedules of investments.

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”) and ’’manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder services may receive compensation thereof.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Money Market Funds’ Administrator and/or the Distributor have contractually agreed to waive fees or reimburse expenses for each Money Market Fund until May 31, 2020, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Money Market Fund’s total operating costs exceed the applicable thresholds and will not affect the Money Market Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Money Market Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Money Market Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by a fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Fixed Income Funds’ Adviser, Administrator and/or Distributor are limited to the Fixed Income Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Fixed Income Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

The following is a summary of annual fees payable to the Adviser, and Distributor and the expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Expense Limitations
Government Fund
Class F	0.07%	0.25%	0.20%(3)
Class CAA	0.07%	0.25%	0.20%(3)
Government II Fund
Class F	0.07%	0.25%	0.20%(2)
Treasury II Fund
Class F	0.07%	0.25%	0.20%(2)
Ultra Short Duration Bond Fund
Class F	0.10%(4)	0.25%	0.38%(1)
Class Y	0.10%(4)	–%	0.30%(1)
Short-Duration Government Fund
Class F	0.09%(5)	0.25%	0.48%(1)
Class Y	0.09%(5)	–%	0.38%(1)
GNMA Fund
Class F	0.09%(5)	0.25%	0.63%(1)
Class Y	0 09%(5)	–%	0 43%(1)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through May 31, 2020, to be changed only by board approval.
(3)

Represents a contractual cap of .25%, effective through May 31, 2020, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20% that may be discontinued at any time.

(4)

The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.

(5)

The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

The following is a summary of annual fees payable to the Administrator:

	Administration Fees
	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Government Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Government II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Treasury II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Ultra Short Duration Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short-Duration Government Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
GNMA Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class F of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The Funds did not have any such waivers by class for the period ended July 31, 2019.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BlackRock Advisors, LLC as sub-adviser to the Money Market Funds, MetLife Investment Management, LLC. serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Advisor. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2019

Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended July 31, 2019, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended July 31, 2019, were as follows for the Fixed Income Funds:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund
Purchases	$7,226	$58,563	$65,789
Sales	8,115	51,948	60,063
Short-Duration Government Fund
Purchases	511,368	–	511,368
Sales	462,748	–	462,748
GNMA Fund
Purchases	53,004	–	53,004
Sales	58,571	–	58,571

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

52	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Total ($ Thousands)
Government Fund
	2019	$130,309	$130,309
	2018	56,626	56,626
Government II Fund
	2019	31,343	31,343
	2018	15,370	15,370
Treasury II Fund
	2019	9,596	9,596
	2018	4,142	4,142
Ultra Short Duration Bond Fund
	2019	6,803	6,803
	2018	4,570	4,570
Short-Duration Government Fund
	2019	13,839	13,839
	2018	13,434	13,434
GNMA Fund
	2019	1,927	1,927
	2018	2,737	2,737

As of January 31, 2019, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Government Fund	$18,598	$—	$—	$—	$—	$—	$(18,596)	$2
Government II Fund	3,491	—	(29)	—	—	—	(3,468)	(6)
Treasury II Fund	1,089	—	(6)	—	—	—	(1,071)	12
Ultra Short Duration Bond Fund	699	—	(6,251)	—	—	(629)	(696)	(6,877)
Short-Duration Government Fund	1,623	—	(17,336)	—	—	(5,207)	(1,026)	(21,946)
GNMA Fund	159	—	(3,171)	—	—	24	(154)	(3,142)

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2019, the Government Fund utilized $38,668 of capital loss carryforwards to offset capital gains.

At January 31, 2019, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Government II Fund	$29	$–	$29

Treasury II Fund	6	–	6

Ultra Short Duration Bond Fund	120	6,131	6,251

Short-Duration Government Fund	4,061	13,275	17,336

GNMA Fund	2,521	650	3,171

Post October losses represent losses realized on investment transactions from November 1, 2018 through December 31, 2018 that, in accordance with Federal

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2019

income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

During the period ended July 31, 2019, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at July 31, 2019, and net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Fixed Income Funds at July 31, 2019, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$ 307,306	$ 1,016	$ (289)	$ (727)
Short-Duration Government Fund	760,614	3,100	(1,346)	1,754
GNMA Fund	72,643	1,385	(200)	1,185

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of July 31, 2019, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a fund. Please review each Fund’s prospectus for additional disclosures regarding principal risks associated with investing in a fund.

Asset-Backed Securities Risk — The Ultra Short Duration Bond Fund is subject to asset-backed securities risk, whereas payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Commercial Paper Risk — The Ultra Short Duration Bond Fund is subject to commercial paper risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Risk — The Ultra Short Duration Bond Fund is subject to corporate fixed income risk. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The Funds are all subject to the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fixed Income Funds’ use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund

54	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fixed Income Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fixed Income Funds may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Extension Risk — The Funds are subject to the risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

Foreign Issuer Risk — The Ultra Short Duration Bond Fund is subject to the risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The Money Market Funds’ are subject to the risk that the Fund’s yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in the value of such securities. During periods when interest rates are low, the Fund’s yield will also be low, and the income generated by the Fund may not be sufficient to offset all or a significant portion of the Fund’s expenses, which could impair the Fund’s ability to provide a positive yield and maintain a stable $1.00 share price.

The Fixed Income Funds’ are subject to the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The Fixed Income Funds are subject to the risk that a Funds’ investments in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage Risk — The Fixed Income Funds’ use of derivatives or investments in repurchase agreements may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The Funds are subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — The Fixed Income Funds are subject to mortgage-backed securities risk. Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

July 31, 2019

maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectations. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by a fund.

Opportunity Risk — The Funds are subject to the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk — The Fixed Income Funds are subject to the risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Portfolio Turnover Risk — Due to their investment strategies, the Short-Duration Government Fund and GNMA Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Funds’ performance.

Redemption Risk — The Money Market Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds’ ability to maintain a stable $1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

Repurchase Agreement Risk — The Funds are subject to repurchase agreement risk. Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

U.S. Government Securities Risk — The Funds are subject to U.S. Government securities risk. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

7. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of July 31, 2019, SPTC held of record the following:

Government Fund, Cl CAA	100.00%
Government Fund, Cl F	59.81%
Government II Fund	52.17%
Treasury II Fund	71.65%
Ultra Short Duration Bond Fund, Cl F	94.52%
Ultra Short Duration Bond Fund, Cl Y	81.29%
Short-Duration Government Fund, Cl F	97.71%
Short-Duration Government Fund, Cl Y	19.35%
GNMA Fund, Cl F	79.51%
GNMA Fund, Cl Y	97.03%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

8. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

56	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of July 31, 2019.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	57

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2019

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2019 to July 31, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Government Fund
Actual Fund Return
Class F	$1,000.00	$1,010.90	0.20%	$1.00
Class CAA	1,000.00	1,010.90	0.20	1.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.80	0.20%	$1.00
Class CAA	1,000.00	1,023.80	0.20	1.00
Government II Fund
Actual Fund Return
Class F	$1,000.00	$1,011.00	0.20%	$1.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.80	0.20%	$1.00

	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Treasury II Fund
Actual Fund Return
Class F	$1,000.00	$1,010.90	0.20%	$1.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.80	0.20%	$1.00
Ultra Short Duration Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,017.60	0.38%	$1.90
Class Y	1,000.00	1,018.00	0.30	1.50
Hypothetical 5% Return
Class F	$1,000.00	$1,022.91	0.38%	$1.91
Class Y	1,000.00	1,023.31	0.30	1.51

58	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

	Beginning Account Value 2/1/19	Ending Account Value 7/31/19	Annualized Expense Ratios	Expenses Paid During Period *
Short-Duration Government Fund
Actual Fund Return
Class F	$1,000.00	$1,019.90	0.48%	$2.40
Class Y	1,000.00	1,019.60	0.33	1.65
Hypothetical 5% Return
Class F	$1,000.00	$1,022.41	0.48%	$2.41
Class Y	1,000.00	1,023.16	0.33	1.66
GNMA Fund
Actual Fund Return
Class F	$1,000.00	$1,035.10	0.58%	$2.93
Class Y	1,000.00	1,035.80	0.33	1.67
Hypothetical 5% Return
Class F	$1,000.00	$1,021.92	0.58%	$2.91
Class Y	1,000.00	1,023.16	0.33	1.66

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	59

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies. Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the

60	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 4-5, 2018 meeting of the Board, the Trustees approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements (unless operating under an initial two-year term) already in effect to accommodate a revised meeting schedule. Accordingly, at the April 2-3, 2019 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and certain Sub-Advisory Agreements. In each case, the Board’s decision was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC

SEI Daily Income Trust / Semi-Annual Report / July 31, 2019	61

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Concluded)

and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

62	SEI Daily Income Trust / Semi-Annual Report / July 31, 2019

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SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2019

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

New ways.
New answers.®

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-037 (7/19)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrants Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3d(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher,
President and CEO

Date: October 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher,
President and CEO

Date: October 4, 2019

By:	/s/ James J. Hoffmayer
James J. Hoffmayer,
Controller & CFO

Date: October 4, 2019